UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2016

Date of reporting period:	9/30/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL US REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2015

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member of SIPC. Prudential Real Estate Investors, also known as PREI, is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser and Prudential Financial company. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, PREI and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 16, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential US Real Estate Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential US Real Estate Fund

Prudential US Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/15
	Six Months	One Year	Since Inception
Class A	–8.52%	8.56%	57.11% (12/21/10)
Class B	–8.87	7.74	51.77 (12/21/10)
Class C	–8.88	7.75	51.57 (12/21/10)
Class Z	–8.45	8.85	58.94 (12/21/10)
FTSE NAREIT Equity REITs Index	–8.15	9.88	64.04
S&P 500 Index	–6.17	–0.61	68.76
Lipper Equity Real Estate Funds Average	–7.94	8.43	58.67

Average Annual Total Returns (With Sales Charges) as of 9/30/15
		One Year	Since Inception
Class A		2.59%	8.62% (12/21/10)
Class B		2.74	8.97 (12/21/10)
Class C		6.75	9.09 (12/21/10)
Class Z		8.85	10.19 (12/21/10)
FTSE NAREIT Equity REITs Index		9.88	10.98
S&P 500 Index		–0.61	11.65
Lipper Equity Real Estate Funds Average		8.43	10.17

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5&6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE NAREIT Equity REITs Index

The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts (REITs) listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities. The FTSE NAREIT Equity REITs is designed to reflect the performance of all publically-traded equity REITs as a whole.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed.

Lipper Equity Real Estate Funds Average

The Lipper Equity Real Estate Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Equity Real Estate Funds category for the periods noted. Funds in the Lipper Average invest their portfolios primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Index returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential US Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 9/30/15
Simon Property Group, Inc., Retail REITs	7.3%
Welltower, Inc., Health Care REITs	6.2
AvalonBay Communities, Inc., Residential REITs	5.2
General Growth Properties, Inc., Retail REITs	4.8
Equinix, Inc., Specialized REITs	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/15
Retail REITs	29.8%
Residential REITs	18.4
Office REITs	11.9
Health Care REITs	11.6
Specialized REITs	11.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2015, at the beginning of the period, and held through the six-month period ended September 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential US Real Estate Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$914.80	1.60%	$7.66
	Hypothetical	$1,000.00	$1,017.00	1.60%	$8.07

Class B	Actual	$1,000.00	$911.30	2.35%	$11.23
	Hypothetical	$1,000.00	$1,013.25	2.35%	$11.83

Class C	Actual	$1,000.00	$911.20	2.35%	$11.23
	Hypothetical	$1,000.00	$1,013.25	2.35%	$11.83

Class Z	Actual	$1,000.00	$915.50	1.35%	$6.46
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2015, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended September 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.75%	1.60%
B	2.45	2.35
C	2.45	2.35
Z	1.45	1.35

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential US Real Estate Fund	7

Portfolio of Investments

as of September 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Diversified REITs 6.5%
Duke Realty Corp.	63,307	$1,205,998
Empire State Realty Trust, Inc. (Class A Stock)	47,915	815,993
First Potomac Realty Trust	57,447	631,917
Store Capital Corp.	12,033	248,602

		2,902,510

Health Care Facilities 0.9%
Chartwell Retirement Residences (Canada)	42,887	394,965

Health Care REITs 11.6%
Care Capital Properties, Inc.	18,548	610,786
Community Healthcare Trust, Inc.	24,744	393,430
Physicians Realty Trust	26,520	400,187
Sabra Health Care REIT, Inc.	25,922	600,872
Senior Housing Properties Trust	25,063	406,020
Welltower, Inc.	41,021	2,777,942

		5,189,237

Hotel & Resort REITs 4.1%
RLJ Lodging Trust	24,643	622,729
Sunstone Hotel Investors, Inc.	89,571	1,185,024

		1,807,753

Hotels, Resorts & Cruise Lines 2.9%
Hilton Worldwide Holdings, Inc.	28,499	653,767
La Quinta Holdings, Inc.*	40,537	639,674

		1,293,441

Industrial REITs 2.3%
First Industrial Realty Trust, Inc.	48,483	1,015,719

Office REITs 11.9%
Alexandria Real Estate Equities, Inc.	8,504	720,034
Boston Properties, Inc.	7,475	885,040
Brookfield Canada Office Properties (Canada)	10,511	194,073
Hudson Pacific Properties, Inc.	19,542	562,614
Kilroy Realty Corp.	12,778	832,615
New York REIT, Inc.	111,879	1,125,503
Parkway Properties, Inc.	45,850	713,426
Tier REIT, Inc.	19,084	280,916

		5,314,221

See Notes to Financial Statements.

Prudential US Real Estate Fund	9

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Residential REITs 18.4%
Apartment Investment & Management Co. (Class A Stock)	24,513	$907,471
AvalonBay Communities, Inc.	13,150	2,298,883
Camden Property Trust	24,279	1,794,218
Equity LifeStyle Properties, Inc.	15,411	902,565
Essex Property Trust, Inc.	3,198	714,497
Monogram Residential Trust, Inc.	61,278	570,498
UDR, Inc.	30,180	1,040,607

		8,228,739

Retail REITs 29.8%
Acadia Realty Trust	23,372	702,796
Equity One, Inc.	40,045	974,695
General Growth Properties, Inc.	81,617	2,119,594
National Retail Properties, Inc.	42,883	1,555,366
Pennsylvania Real Estate Investment Trust	36,425	722,308
Retail Properties of America, Inc. (Class A Stock)	73,525	1,035,967
Simon Property Group, Inc.	17,789	3,268,195
Taubman Centers, Inc.	17,164	1,185,689
Urban Edge Properties	34,730	749,821
Weingarten Realty Investors	28,809	953,866

		13,268,297

Specialized REITs 11.4%
CubeSmart	32,517	884,788
Equinix, Inc.	6,728	1,839,435
Extra Space Storage, Inc.	12,065	930,935
Public Storage	1,619	342,629
Sovran Self Storage, Inc.	11,344	1,069,739

		5,067,526

TOTAL INVESTMENTS 99.8% (cost $41,156,664)(Note 5)		44,482,408
Other assets in excess of liabilities 0.2%		109,639

NET ASSETS 100.0%		$44,592,047

The following abbreviations are used in the semi-annual report:

OTC—Over-the-counter

REIT—Real Estate Investment Trust

*	Non-income producing security.

See Notes to Financial Statements.

10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$2,902,510	$—	$—
Health Care Facilities	394,965	—	—
Health Care REITs	5,189,237	—	—
Hotel & Resort REITs	1,807,753	—	—
Hotels, Resorts & Cruise Lines	1,293,441	—	—
Industrial REITs	1,015,719	—	—
Office REITs	5,314,221	—	—
Residential REITs	8,228,739	—	—
Retail REITs	13,268,297	—	—
Specialized REITs	5,067,526	—	—

Total	$44,482,408	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2015 were as follows:

Retail REITs	29.8%
Residential REITs	18.4
Office REITs	11.9
Health Care REITs	11.6
Specialized REITs	11.4
Diversified REITs	6.5
Hotel & Resort REITs	4.1
Hotels, Resorts & Cruise Lines	2.9%
Industrial REITs	2.3
Health Care Facilities	0.9

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Prudential US Real Estate Fund	11

Statement of Assets & Liabilities

as of September 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $41,156,664)	$44,482,408
Receivable for investments sold	344,227
Dividends receivable	115,657
Receivable for Fund shares sold	2,210
Prepaid expenses	756

Total assets	44,945,258

Liabilities
Payable for investments purchased	227,419
Accrued expenses and other liabilities	71,321
Management fee payable	29,047
Payable to custodian	18,353
Distribution fee payable	3,225
Affiliated transfer agent fee payable	1,926
Payable for Fund shares reacquired	1,920

Total liabilities	353,211

Net Assets	$44,592,047

Net assets were comprised of:
Shares of beneficial interest, at par	$3,301
Paid-in capital in excess of par	38,252,703

38,256,004
Undistributed net investment income	187,995
Accumulated net realized gain on investment and foreign currency transactions	2,822,305
Net unrealized appreciation on investments and foreign currencies	3,325,743

Net assets, September 30, 2015	$44,592,047

See Notes to Financial Statements.

12

Class A
Net asset value and redemption price per share, ($4,356,340 ÷ 322,451 shares of beneficial interest issued and outstanding)	$13.51
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.30

Class B
Net asset value, offering price and redemption price per share, ($1,361,360 ÷ 102,186 shares of beneficial interest issued and outstanding)	$13.32

Class C
Net asset value, offering price and redemption price per share, ($1,539,568 ÷ 115,739 shares of beneficial interest issued and outstanding)	$13.30

Class Z
Net asset value, offering price and redemption price per share, ($37,334,779 ÷ 2,761,040 shares of beneficial interest issued and outstanding)	$13.52

See Notes to Financial Statements.

Prudential US Real Estate Fund	13

Statement of Operations

Six Months Ended September 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,141)	$508,186
Affiliated dividend income	379

Total income	508,565

Expenses
Management fee	196,770
Distribution fee—Class A	7,464
Distribution fee—Class B	7,722
Distribution fee—Class C	7,968
Registration fees	30,000
Custodian and accounting fees	30,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $6,100)	12,000
Shareholders’ reports	10,000
Legal fees and expenses	9,000
Trustees’ fees	7,000
Loan Interest expense	1,254
Miscellaneous	10,318

Total expenses	341,496
Less: Management fee waiver and/or expense reimbursement	(21,933)
Distribution fee waiver—Class A	(1,244)

Net expenses	318,319

Net investment income	190,246

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	1,006,614
Foreign currency transactions	(2,369)

1,004,245

Net change in unrealized appreciation (depreciation) on:
Investments	(4,969,428)
Foreign currencies	286

(4,969,142)

Net loss on investment and foreign currency transactions	(3,964,897)

Net Decrease In Net Assets Resulting From Operations	$(3,774,651)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$190,246	$460,236
Net realized gain on investment and foreign currency transactions	1,004,245	3,894,243
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,969,142)	3,444,264

Net increase (decrease) in net assets resulting from operations	(3,774,651)	7,798,743

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(10,729)	(44,609)
Class B	(382)	(5,672)
Class C	(399)	(4,820)
Class Z	(85,275)	(348,278)

	(96,785)	(403,379)

Distributions from net realized gains
Class A	—	(250,972)
Class B	—	(80,873)
Class C	—	(68,723)
Class Z	—	(1,611,724)

	—	(2,012,292)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	10,027,192	12,126,539
Net asset value of shares issued in reinvestment of dividends and distributions	96,170	2,370,051
Cost of shares reacquired	(6,963,952)	(7,613,897)

Net increase in net assets from Fund share transactions	3,159,410	6,882,693

Total increase (decrease)	(712,026)	12,265,765

Net Assets:
Beginning of period	45,304,073	33,038,308

End of period(a)	$44,592,047	$45,304,073

(a) Includes undistributed net investment income of:	$187,995	$94,534

See Notes to Financial Statements.

Prudential US Real Estate Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund (the “Fund”), Prudential Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential US Real Estate Fund. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolios are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

16

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential US Real Estate Fund	17

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in Dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly,

18

these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in

Prudential US Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the average daily net assets. Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% on average daily net assets up to and including $1 billion, .88% on the next $2 billion of average daily net assets, .86% on the next $2 billion of average daily net assets, .85% on the next $5 billion of average daily net assets and .84% on the average daily net assets in excess of $10 billion. The effective management fee rate, net of waivers and/or expense reimbursement was .80%.

20

PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended September 30, 2015, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $17,767 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2015, it has received $1,406 and $10 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential US Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2015, were $37,916,354 and $33,809,717, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2015 were as follows:

Tax Basis	$41,302,339

Appreciation	4,320,124
Depreciation	(1,140,055)

Net Unrealized Appreciation	$3,180,069

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. A special exchange privilege is also

22

available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2015, Prudential owned 1,000,305 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2015:
Shares sold	39,655	$557,714
Shares issued in reinvestment of dividends and distributions	742	10,125
Shares reacquired	(145,322)	(2,048,157)

Net increase (decrease) in shares outstanding before conversion	(104,925)	(1,480,318)
Shares issued upon conversion from other share class	533	7,126
Shares reacquired upon conversion into other share class	(12,437)	(173,337)

Net increase (decrease) in shares outstanding	(116,829)	$(1,646,529)

Year ended March 31, 2015:
Shares sold	313,666	$4,485,704
Shares issued in reinvestment of dividends and distributions	18,345	256,094
Shares reacquired	(130,361)	(1,880,814)

Net increase (decrease) in shares outstanding before conversion	201,650	2,860,984
Shares issued upon conversion from Class B	1,818	25,486
Shares reacquired upon conversion into Class Z	(5,072)	(70,876)

Net increase (decrease) in shares outstanding	198,396	$2,815,594

Prudential US Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended September 30, 2015:
Shares sold	1,207	$16,700
Shares issued in reinvestment of dividends and distributions	28	380
Shares reacquired	(22,581)	(309,513)

Net increase (decrease) in shares outstanding before conversion	(21,346)	(292,433)
Shares reacquired upon conversion into other share class	(540)	(7,126)

Net increase (decrease) in shares outstanding	(21,886)	$(299,559)

Year ended March 31, 2015:
Shares sold	49,244	$676,908
Shares issued in reinvestment of dividends and distributions	6,117	84,415
Shares reacquired	(13,715)	(188,024)

Net increase (decrease) in shares outstanding before conversion	41,646	573,299
Shares reacquired upon conversion into Class A	(1,839)	(25,486)

Net increase (decrease) in shares outstanding	39,807	$547,813

Class C
Six months ended September 30, 2015:
Shares sold	11,173	$151,439
Shares issued in reinvestment of dividends and distributions	29	392
Shares reacquired	(16,629)	(225,864)

Net increase (decrease) in shares outstanding	(5,427)	$(74,033)

Year ended March 31, 2015:
Shares sold	68,039	$966,130
Shares issued in reinvestment of dividends and distributions	5,051	69,600
Shares reacquired	(19,468)	(273,093)

Net increase (decrease) in shares outstanding	53,622	$762,637

24

Class Z	Shares	Amount
Six months ended September 30, 2015:
Shares sold	673,509	$9,301,339
Shares issued in reinvestment of dividends and distributions	6,261	85,273
Shares reacquired	(310,125)	(4,380,418)

Net increase (decrease) in shares outstanding before conversion	369,645	5,006,194
Shares issued upon conversion from other share class	12,430	173,337

Net increase (decrease) in shares outstanding	382,075	$5,179,531

Year ended March 31, 2015:
Shares sold	423,139	$5,997,797
Shares issued in reinvestment of dividends and distributions	140,493	1,959,942
Shares reacquired	(382,549)	(5,271,966)

Net increase (decrease) in shares outstanding before conversion	181,083	2,685,773
Shares issued upon conversion from Class A	5,069	70,876

Net increase (decrease) in shares outstanding	186,152	$2,756,649

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the period end, the SCA has been renewed effective October 8, 2015 and will continue to provide a commitment of $900 million through October 6, 2016. Effective October 8, 2015, the Funds pay an annualized commitment fee of .11% on the unused portion of the SCA.

The Fund utilized the SCA during the six months ended September 30, 2015. The average daily balance for the 44 days that the Fund had loans outstanding during the period was $715,068, borrowed at a weighted average interest rate of 1.435%. The maximum amount borrowed during the period was $3,312,000. At September 30, 2015, the Fund did not have an outstanding loan amount.

Prudential US Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncement

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

26

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30,	Year Ended March 31,				December 21, 2010(e) through March 31,
	2015	2015(b)	2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.80	$12.78	$12.86	$11.75	$10.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06	.15	.10	.07	.06	(.02)
Net realized and unrealized gain (loss) on investments	(1.32)	2.74	.39	1.39	1.02	.81
Total from investment operations	(1.26)	2.89	.49	1.46	1.08	.79
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.13)	(.10)	(.06)	(.09)	-	(c)
Distributions from net realized gains	-	(.74)	(.47)	(.29)	(.03)	-
Total dividends and distributions	(.03)	(.87)	(.57)	(.35)	(.12)	-	(c)
Net asset value, end of period	$13.51	$14.80	$12.78	$12.86	$11.75	$10.79
Total Return(a):	(8.52)%	23.06%	4.20%	12.70%	10.09%	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,356	$6,502	$3,080	$2,027	$727	$262
Average net assets (000)	$4,976	$4,728	$2,687	$1,234	$445	$104
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60% (f)	1.60%	1.60%	1.60%	1.60%	1.60%	(f)
Expenses before waivers and/or expense reimbursement	1.75% (f)	1.85%	2.05%	1.96%	2.30%	7.06%	(f)
Net investment income (loss)	.75% (f)	1.06%	.79%	.61%	.60%	(.66)%	(f)
Portfolio turnover rate	77% (g)	98%	66%	53%	51%	4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Less than $.005.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	27

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,				December 21, 2010(e) through March 31,
	2015		2015(b)	2014(b)	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.62		$12.67	$12.78	$11.72	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		.05	.03	(.02)	(.05)	(.06)
Net realized and unrealized gain (loss) on investments	(1.29)		2.69	.37	1.38	1.06	.83
Total from investment operations	(1.30)		2.74	.40	1.36	1.01	.77
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	(.05)	(.04)	(.01)	(.03)	-
Distributions from net realized gains	-		(.74)	(.47)	(.29)	(.03)	-
Total dividends and distributions	-		(.79)	(.51)	(.30)	(.06)	-
Net asset value, end of period	$13.32		$14.62	$12.67	$12.78	$11.72	$10.77
Total Return(a):	(8.87)%		22.05%	3.53%	11.80%	9.46%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,361		$1,814	$1,067	$1,380	$450	$41
Average net assets (000)	$1,544		$1,480	$1,244	$950	$125	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.35%	(f)	2.35%	2.35%	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.45%	(f)	2.55%	2.73%	2.66%	2.77%	7.76%	(e)
Net investment income (loss)	(.01)%	(f)	.35%	.21%	(.13)%	(.46)%	(2.13)%	(e)
Portfolio turnover rate	77%	(g)	98%	66%	53%	51%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Less than $.005.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,				December 21, 2010(e) through March 31,
	2015		2015(b)	2014(b)	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.60		$12.65	$12.76	$11.70	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-		.04	.02	(.01)	(.04)	(.05)
Net realized and unrealized gain (loss) on investments	(1.30)		2.70	.38	1.37	1.03	.82
Total from investment operations	(1.30)		2.74	.40	1.36	.99	.77
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	(.05)	(.04)	(.01)	(.03)	-
Distributions from net realized gains	-		(.74)	(.47)	(.29)	(.03)	-
Total dividends and distributions	-		(.79)	(.51)	(.30)	(.06)	-
Net asset value, end of period	$13.30		$14.60	$12.65	$12.76	$11.70	$10.77
Total Return(a):	(8.88)%		22.09%	3.54%	11.82%	9.28%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,540		$1,769	$854	$690	$107	$29
Average net assets (000)	$1,594		$1,244	$824	$401	$72	$7
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.35%	(f)	2.35%	2.35%	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.45%	(f)	2.55%	2.75%	2.65%	3.02%	7.76%	(e)
Net investment income (loss)	(.01)%	(f)	.31%	.12%	(.12)%	(.33)%	(1.83)%	(e)
Portfolio turnover rate	77%	(g)	98%	66%	53%	51%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Less than $.005.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	29

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,				December 21, 2010(d) through March 31,
	2015		2015(b)	2014(b)	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.80		$12.79	$12.86	$11.75	$10.79	$10.00
Income (loss) from investment operations:
Net investment income	.06		.19	.14	.11	.10	.02
Net realized and unrealized gain (loss) on investments	(1.30)		2.72	.39	1.38	1.00	.78
Total from investment operations	(1.24)		2.91	.53	1.49	1.10	.80
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.16)	(.13)	(.09)	(.11)	(.01)
Distributions from net realized gains	-		(.74)	(.47)	(.29)	(.03)	-
Total dividends and distributions	(.04)		(.90)	(.60)	(.38)	(.14)	(.01)
Net asset value, end of period	$13.52		$14.80	$12.79	$12.86	$11.75	$10.79
Total Return(a):	(8.39)%		23.27%	4.55%	12.96%	10.36%	8.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,335		$35,218	$28,037	$22,749	$18,843	$14,359
Average net assets (000)	$35,613		$29,979	$21,876	$20,014	$15,035	$13,065
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(e)	1.35%	1.35%	1.35%	1.35%	1.35%	(e)
Expenses before waivers and/or expense reimbursement	1.45%	(e)	1.55%	1.74%	1.69%	2.08%	6.76%	(e)
Net investment income	.97%	(e)	1.34%	1.08%	.90%	.89%	.78%	(e)
Portfolio turnover rate	77%	(f)	98%	66%	53%	51%	4%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential US Real Estate Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential US Real Estate Fund is a series of Prudential Investment Portfolios 12.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also considered the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI exceeded the management fees received by PI, resulting in an operating loss to PI for the year ended December 31, 2014. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Real Estate Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board and PI agreed to continue the existing expense cap of 1.35% (exclusive of 12b-1 fees and certain other fees) through July 31, 2016.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund’s performance record to continue to develop and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential US Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E2    0285052-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL LONG-SHORT EQUITY FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2015

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 16, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Long-Short Equity Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Long-Short Equity Fund

Prudential Long-Short Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/15
	Six Months	One Year	Since Inception
Class A	–0.18%	7.41%	10.53% (5/29/14)
Class C	–0.55	6.65	9.42 (5/29/14)
Class Z	–0.09	7.80	10.93 (5/29/14)
S&P 500 Index	–6.17	–0.61	2.58
Customized Blend Index	–3.06	–0.16	1.47
Lipper Alternative Long/Short Equity Funds Average	–4.80	–1.59	–1.79

Average Annual Total Returns (With Sales Charges) as of 9/30/15
		One Year	Since Inception
Class A		1.51%	3.30% (5/29/14)
Class C		5.65	6.94 (5/29/14)
Class Z		7.80	8.04 (5/29/14)
S&P 500 Index		–0.61	1.93
Customized Blend Index		–0.16	1.10
Lipper Alternative Long/Short Equity Funds Average		–1.59	–1.40

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Customized Blend Index

The Customized Blend Index is a model portfolio consisting of the S&P (Standard & Poor’s) 500 Index (50%), which is unmanaged and provides a broad indicator of stock price movements, and the Citigroup 3-Month Treasury Bill Index (50%), which is unmanaged and represents monthly return equivalents of yield averages of the last three month Treasury Bill issues.

Lipper Alternative Long/Short Equity Funds Average

The Lipper Alternative Long/Short Equity Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Alternative Long/Short Equity Funds category for the periods noted. Funds in the Lipper Alternative Long/Short Equity Funds employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the Fund’s inception date, and not from the Fund’s actual inception date.

Prudential Long-Short Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings—Long Positions* expressed as a percentage of net assets as of 9/30/15
AT&T, Inc., Diversified Telecommunication Services	1.4%
Johnson & Johnson, Pharmaceuticals	1.3
Bank of America Corp., Banks	1.3
Verizon Communications, Inc., Diversified Telecommunication Services	1.3
Microsoft Corp., Software	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions** expressed as a percentage of net assets as of 9/30/15
Jack Henry & Associates, Inc., IT Services	–0.9%
Middleby Corp. (The), Machinery	–0.9
NetSuite, Inc., Software	–0.9
International Flavors & Fragrances, Inc., Chemicals	–0.9
Splunk, Inc., Software	–0.9

Five Largest Industries expressed as a percentage of net assets as of 9/30/15
Software	6.2%
Biotechnology	4.4
Semiconductors & Semiconductor Equipment	4.0
Health Care Equipment & Supplies	3.6
Oil, Gas & Consumable Fuels	3.5

Industry weightings reflect only long-term investments and are subject to change.

*A long position is defined as buying shares of stock with the expectation of profiting when the share price appreciates.

**A short position is defined as borrowing shares and then selling those shares with the expectation of profiting when the share price depreciates and those shares can be bought back at a cheaper price. Short positions in the Fund are expressed as a negative percentage of net assets.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2015, at the beginning of the period and held through the six-month period ended September 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Long-Short Equity Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Long-Short Equity Fund		Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$998.20	2.64%	$13.19
	Hypothetical	$1,000.00	$1,011.80	2.64%	$13.28

Class C	Actual	$1,000.00	$994.50	3.30%	$16.45
	Hypothetical	$1,000.00	$1,008.50	3.30%	$16.57

Class Z	Actual	$1,000.00	$999.10	2.18%	$10.90
	Hypothetical	$1,000.00	$1,014.10	2.18%	$10.98

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2015, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended September 30, 2015 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	3.09%	2.64%
C	3.70	3.30
Z	2.58	2.18

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Long-Short Equity Fund	7

Portfolio of Investments

as of September 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 89.0%

COMMON STOCKS

Aerospace & Defense 2.4%
General Dynamics Corp.	2,900	$400,055
Huntington Ingalls Industries, Inc.	5,400	578,610
Northrop Grumman Corp.	2,400	398,280
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	2,300	111,182

		1,488,127

Air Freight & Logistics 1.1%
FedEx Corp.	1,520	218,850
United Parcel Service, Inc. (Class B Stock)	4,500	444,105

		662,955

Airlines 1.0%
Southwest Airlines Co.	12,300	467,892
United Continental Holdings, Inc.*	2,400	127,320

		595,212

Auto Components 0.4%
Lear Corp.	2,200	239,316

Banks 2.8%
Bank of America Corp.(a)	51,000	794,580
Great Western Bancorp, Inc.	1,000	25,370
KeyCorp	18,200	236,782
Regions Financial Corp.	10,800	97,308
SunTrust Banks, Inc.	14,500	554,480

		1,708,520

Beverages 2.4%
Coca-Cola Co. (The)(a)	18,200	730,184
PepsiCo, Inc.(a)	8,000	754,400

		1,484,584

Biotechnology 4.4%
Amgen, Inc.	3,280	453,690
Biogen, Inc.*	1,180	344,336
Celgene Corp.*(a)	6,100	659,837
Gilead Sciences, Inc.(a)	7,700	756,063
Regeneron Pharmaceuticals, Inc.*	990	460,488
United Therapeutics Corp.*	500	65,620

		2,740,034

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	9

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Building Products 1.8%
A.O. Smith Corp.	3,800	$247,722
American Woodmark Corp.*	2,700	175,149
Continental Building Products, Inc.*	18,900	388,206
Patrick Industries, Inc.*	6,900	272,481
Universal Forest Products, Inc.	400	23,072

		1,106,630

Capital Markets 1.6%
Franklin Resources, Inc.	11,700	435,942
Goldman Sachs Group, Inc. (The)	2,460	427,450
INTL. FCStone, Inc.*	1,000	24,690
Lazard Ltd. (Class A Stock)	1,600	69,280
Piper Jaffray Cos.*	1,200	43,404

		1,000,766

Chemicals 2.5%
Cabot Corp.	2,900	91,524
Celanese Corp. (Class A Stock)	3,600	213,012
LyondellBasell Industries NV (Class A Stock)	6,300	525,168
Minerals Technologies, Inc.	9,100	438,256
Tredegar Corp.	1,100	14,388
Trinseo SA*	1,500	37,875
Westlake Chemical Corp.	3,700	191,993

		1,512,216

Commercial Services & Supplies 0.1%
Kimball International, Inc. (Class B Stock)	1,200	11,352
MSA Safety, Inc.	1,000	39,970
West Corp.	1,200	26,880

		78,202

Communications Equipment 2.8%
Cisco Systems, Inc.(a)	28,000	735,000
F5 Networks, Inc.*	3,860	446,988
Juniper Networks, Inc.	15,400	395,934
Polycom, Inc.*	11,100	116,328
ShoreTel, Inc.*	2,000	14,940

		1,709,190

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 1.2%
EMCOR Group, Inc.	12,700	$561,975
KBR, Inc.	9,700	161,602

		723,577

Construction Materials 0.8%
Headwaters, Inc.*	25,100	471,880
United States Lime & Minerals, Inc.	600	27,390

		499,270

Consumer Finance 1.0%
Nelnet, Inc. (Class A Stock)	2,400	83,064
Springleaf Holdings, Inc.*	12,300	537,756

		620,820

Distributors 0.8%
Genuine Parts Co.	5,800	480,762

Diversified Consumer Services
American Public Education, Inc.*	800	18,760

Diversified Telecommunication Services 2.9%
AT&T, Inc.(a)	25,900	843,822
Inteliquent, Inc.	6,800	151,844
Verizon Communications, Inc.(a)	17,900	778,829

		1,774,495

Electric Utilities 1.6%
Exelon Corp.	5,800	172,260
FirstEnergy Corp.	9,200	288,052
PPL Corp.	16,600	545,974

		1,006,286

Electrical Equipment 0.7%
Acuity Brands, Inc.	2,340	410,857
Babcock & Wilcox Enterprises, Inc.*	1,800	30,240

		441,097

Electronic Equipment, Instruments & Components 1.3%
Avnet, Inc.	600	25,608
CDW Corp.	6,900	281,934

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	11

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Ingram Micro, Inc. (Class A Stock)	8,000	$217,920
Jabil Circuit, Inc.	6,400	143,168
PC Connection, Inc.	2,400	49,752
Sanmina Corp.*	3,500	74,795

		793,177

Energy Equipment & Services 0.2%
Atwood Oceanics, Inc.	7,100	105,151

Food & Staples Retailing 1.7%
Fresh Market, Inc. (The)*	3,900	88,101
Ingles Markets, Inc. (Class A Stock)	1,100	52,613
Kroger Co. (The)	13,000	468,910
Wal-Mart Stores, Inc.	6,600	427,944

		1,037,568

Food Products 2.0%
Bunge Ltd.	4,900	359,170
Cal-Maine Foods, Inc.	9,700	529,717
ConAgra Foods, Inc.	7,800	315,978
John B. Sanfilippo & Son, Inc.	500	25,630

		1,230,495

Gas Utilities 0.5%
UGI Corp.	8,100	282,042

Health Care Equipment & Supplies 3.6%
ABIOMED, Inc.*	3,400	315,384
Atrion Corp.	200	74,992
Boston Scientific Corp.*	8,500	139,485
C.R. Bard, Inc.	1,380	257,108
Cyberonics, Inc.*	2,600	158,028
Edwards Lifesciences Corp.*	3,320	472,004
Exactech, Inc.*	1,100	19,173
Globus Medical, Inc. (Class A Stock)*	900	18,594
Greatbatch, Inc.*	2,100	118,482
Hologic, Inc.*	2,300	89,999
Stryker Corp.	5,800	545,780

		2,209,029

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services 3.4%
Aetna, Inc.	4,000	$437,640
Anthem, Inc.	1,160	162,400
Centene Corp.*	6,100	330,803
Cigna Corp.	700	94,514
Express Scripts Holding Co.*	4,700	380,512
Laboratory Corp. of America Holdings*	200	21,694
UnitedHealth Group, Inc.(a)	5,300	614,853
Universal Health Services, Inc. (Class B Stock)	300	37,443

		2,079,859

Health Care Technology 0.1%
Inovalon Holdings, Inc. (Class A Stock)*	4,300	89,569

Hotels, Restaurants & Leisure 3.1%
Bloomin’ Brands, Inc.	12,400	225,432
Chipotle Mexican Grill, Inc.*	180	129,645
Denny’s Corp.*	30,500	336,415
DineEquity, Inc.	1,000	91,660
Extended Stay America, Inc.	27,400	459,772
Jack in the Box, Inc.	1,000	77,040
Marriott Vacations Worldwide Corp.	8,300	565,562

		1,885,526

Household Durables 0.1%
La-Z-Boy, Inc.	1,300	34,528

Household Products 1.5%
Kimberly-Clark Corp.	5,500	599,720
Procter & Gamble Co. (The)	4,600	330,924

		930,644

Independent Power & Renewable Electricity Producers 1.2%
AES Corp.	4,800	46,992
Calpine Corp.*	19,000	277,400
NRG Energy, Inc.	27,000	400,950
Talen Energy Corp.*	1,511	15,261

		740,603

Insurance 0.4%
American Financial Group, Inc.	700	48,237
Assurant, Inc.	1,400	110,614
Assured Guaranty Ltd.	1,800	45,000

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	13

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
Hallmark Financial Services, Inc.*	2,700	$31,023
National Western Life Insurance Co. (Class A Stock)	170	37,859

		272,733

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	50	25,595
FTD Cos., Inc.*	6,900	205,620

		231,215

Internet Software & Services 2.0%
Bankrate, Inc.*	5,000	51,750
Blucora, Inc.*	17,100	235,467
Constant Contact, Inc.*	2,700	65,448
Google, Inc. (Class C Stock)*	992	603,556
j2 Global, Inc.	1,300	92,105
LogMeIn, Inc.*	2,300	156,768
Reis, Inc.	900	20,385
TechTarget, Inc.*	3,200	27,264
United Online, Inc.*	1,000	10,000

		1,262,743

IT Services 1.2%
Datalink Corp.*	3,800	22,686
DST Systems, Inc.	1,800	189,252
Visa, Inc. (Class A Stock)	8,000	557,280

		769,218

Leisure Products 0.9%
Brunswick Corp.	10,700	512,423
Nautilus, Inc.*	1,500	22,500
Polaris Industries, Inc.	430	51,544

		586,467

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	3,900	133,887
Cambrex Corp.*	700	27,776
Charles River Laboratories International, Inc.*	1,900	120,688
INC Research Holdings, Inc. (Class A Stock)*	1,200	48,000
Thermo Fisher Scientific, Inc.	2,800	342,384

		672,735

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery 0.8%
Blount International, Inc.*	8,100	$45,117
Hillenbrand, Inc.	2,100	54,621
Hyster-Yale Materials Handling, Inc.	600	34,698
Trinity Industries, Inc.	15,000	340,050

		474,486

Marine 0.1%
Matson, Inc.	1,400	53,886

Media 0.8%
Cinemark Holdings, Inc.	1,300	42,237
Discovery Communications, Inc. (Class C Stock)*	4,200	102,018
Time, Inc.	17,600	335,280

		479,535

Metals & Mining 1.0%
Worthington Industries, Inc.	22,300	590,504

Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	2,900	122,264

Multiline Retail 1.8%
Dillard’s, Inc. (Class A Stock)	5,880	513,853
Macy’s, Inc.	11,300	579,916

		1,093,769

Oil, Gas & Consumable Fuels 3.5%
Adams Resources & Energy, Inc.	500	20,500
Cabot Oil & Gas Corp.	5,300	115,858
HollyFrontier Corp.	10,200	498,168
Marathon Petroleum Corp.	8,200	379,906
ONEOK, Inc.	2,600	83,720
Phillips 66	5,600	430,304
Tesoro Corp.	1,700	165,308
Valero Energy Corp.	5,700	342,570
World Fuel Services Corp.	3,300	118,140

		2,154,474

Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc.	1,100	37,818

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	15

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	2,800	$165,760
Jazz Pharmaceuticals PLC*	1,600	212,496
Johnson & Johnson(a)	8,900	830,815
Lannett Co., Inc.*	3,000	124,560
Mallinckrodt PLC*	3,600	230,184
Merck & Co., Inc.	5,600	276,584
Pfizer, Inc.	5,300	166,473
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	1,900	37,753

		2,044,625

Real Estate Investment Trusts (REITs) 1.7%
Annaly Capital Management, Inc.	6,700	66,129
Apollo Residential Mortgage, Inc.	6,000	75,960
CBL & Associates Properties, Inc.	7,900	108,625
Chambers Street Properties	12,700	82,423
Chatham Lodging Trust	2,600	55,848
Franklin Street Properties Corp.	5,200	55,900
GEO Group, Inc. (The)	2,200	65,428
Hospitality Properties Trust	6,200	158,596
Invesco Mortgage Capital, Inc.	5,100	62,424
Lexington Realty Trust	14,400	116,640
Prologis, Inc.	1,100	42,790
Sunstone Hotel Investors, Inc.	11,900	157,437

		1,048,200

Real Estate Management & Development 1.9%
CBRE Group, Inc. (Class A Stock)*	16,400	524,800
Jones Lang LaSalle, Inc.	1,130	162,460
Marcus & Millichap, Inc.*	10,400	478,296

		1,165,556

Road & Rail 0.8%
ArcBest Corp.	13,400	345,318
Old Dominion Freight Line, Inc.*	1,600	97,600
Swift Transporation Co.*	3,200	48,064

		490,982

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	20,700	544,410
Avago Technologies Ltd. (Singapore)	4,500	562,545
Integrated Device Technology, Inc.*	18,300	371,490
Intel Corp.	9,000	271,260

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Photronics, Inc.*	2,200	$19,932
Qorvo Inc*	1,825	82,216
Sigma Designs, Inc.*	3,900	26,871
Skyworks Solutions, Inc.	4,700	395,787
Teradyne, Inc.	1,000	18,010
Tessera Technologies, Inc.	5,100	165,291

		2,457,812

Software 6.2%
CDK Global, Inc.	5,800	277,124
Citrix Systems, Inc.*	7,800	540,384
ePlus, Inc.*	400	31,628
Manhattan Associates, Inc.*	8,800	548,240
Microsoft Corp.(a)	17,100	756,846
Oracle Corp.	4,600	166,152
Pegasystems, Inc.	5,100	125,511
Progress Software Corp.*	1,500	38,745
SolarWinds, Inc.*	11,500	451,260
Solera Holdings, Inc.	1,000	54,000
SS&C Technologies Holdings, Inc.	7,900	553,316
Symantec Corp.	5,000	97,350
Synopsys, Inc.*	4,500	207,810

		3,848,366

Specialty Retail 1.3%
AutoNation, Inc.*	5,700	331,626
Dick’s Sporting Goods, Inc.	600	29,766
Express, Inc.*	8,900	159,043
Gap, Inc. (The)	2,600	74,100
Murphy USA, Inc.*	2,300	126,385
Ross Stores, Inc.	1,000	48,470
Tilly’s, Inc. (Class A Stock)*	1,600	11,776
Zumiez, Inc.*	1,800	28,134

		809,300

Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	3,205	353,511
Hewlett-Packard Co.	19,300	494,273

		847,784

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	17

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.8%
Carter’s, Inc.	4,100	$371,624
Michael Kors Holdings Ltd.*	12,000	506,880
Oxford Industries, Inc.	1,400	103,432
Unifi, Inc.*	4,300	128,183

		1,110,119

Tobacco 1.3%
Altria Group, Inc.(a)	13,300	723,520
Philip Morris International, Inc.	1,200	95,196

		818,716

Trading Companies & Distributors
Veritiv Corp.*	600	22,344

Wireless Telecommunication Services
Shenandoah Telecommunications Co.	500	21,405

TOTAL LONG-TERM INVESTMENTS (cost $56,586,235)		54,796,066

SHORT-TERM INVESTMENT 5.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,575,995) (Note 3)(b)	3,575,995	3,575,995

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 94.8% (cost $60,162,230) (Note 5)		58,372,061

SECURITIES SOLD SHORT(c) (48.0)%

COMMON STOCKS

Aerospace & Defense (1.4)%
Aerovironment, Inc.*	2,800	(56,112)
DigitalGlobe, Inc.*	3,500	(66,570)
Hexcel Corp.	7,700	(345,422)
TransDigm Group, Inc.*	1,870	(397,207)

		(865,311)

Airlines (0.6)%
American Airlines Group, Inc.	9,400	(365,002)

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Auto Components (0.5)%
Dorman Products, Inc.*	4,200	$(213,738)
Fox Factory Holding Corp.*	2,800	(47,208)
Motorcar Parts of America, Inc.*	700	(21,938)

		(282,884)

Automobiles
Tesla Motors, Inc.*	30	(7,452)

Banks (0.4)%
South State Corp.	700	(53,809)
State Bank Financial Corp.	1,700	(35,156)
UMB Financial Corp.	1,200	(60,972)
United Bankshares, Inc.	2,400	(91,176)

		(241,113)

Beverages (0.9)%
Monster Beverage Corp.*	3,900	(527,046)

Biotechnology (2.6)%
Agios Pharmaceuticals, Inc.*	4,500	(317,655)
Alnylam Pharmaceuticals, Inc.*	3,400	(273,224)
Cepheid, Inc.*	8,600	(388,720)
Ironwood Pharmaceuticals, Inc.*	17,000	(177,140)
Seattle Genetics, Inc.*	11,500	(443,440)

		(1,600,179)

Capital Markets (0.2)%
Greenhill & Co., Inc.	3,500	(99,645)

Chemicals (1.8)%
American Vanguard Corp.	3,900	(45,084)
Balchem Corp.	500	(30,385)
Flotek Industries, Inc.*	4,300	(71,810)
H.B. Fuller Co.	1,200	(40,728)
International Flavors & Fragrances, Inc.	5,200	(536,952)
Platform Specialty Products Corp.*	25,600	(323,840)
Sensient Technologies Corp.	900	(55,170)

		(1,103,969)

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	19

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (1.3)%
Covanta Holding Corp.	15,900	$(277,455)
Healthcare Services Group, Inc.	8,400	(283,080)
Heritage-Crystal Clean, Inc.*	1,800	(18,486)
InnerWorkings, Inc.*	7,600	(47,500)
McGrath RentCorp	3,200	(85,408)
Mobile Mini, Inc.	1,600	(49,264)
US Ecology, Inc.	1,400	(61,110)

		(822,303)

Communications Equipment (0.7)%
Applied Optoelectronics, Inc.*	4,300	(80,754)
ViaSat, Inc.*	5,700	(366,453)

		(447,207)

Construction & Engineering (0.3)%
Primoris Services Corp.	6,300	(112,833)
Quanta Services, Inc.*	2,800	(67,788)

		(180,621)

Consumer Finance (0.2)%
Green Dot Corp. (Class A Stock)*	6,100	(107,360)

Diversified Consumer Services (0.8)%
Houghton Mifflin Harcourt Co.*	16,200	(329,022)
Sotheby’s	5,300	(169,494)

		(498,516)

Diversified Financial Services (0.3)%
MarketAxess Holdings, Inc.	2,000	(185,760)

Diversified Telecommunication Services (0.1)%
InContact, Inc.*	3,300	(24,783)
Zayo Group Holdings, Inc.*	2,200	(55,792)

		(80,575)

Electronic Equipment, Instruments & Components (0.6)%
Badger Meter, Inc.	1,700	(98,702)
FARO Technologies, Inc.*	1,400	(49,000)
FEI Co.	1,900	(138,776)
National Instruments Corp.	2,000	(55,580)

		(342,058)

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services (1.1)%
Baker Hughes, Inc.	10,100	$(525,604)
Patterson-UTI Energy, Inc.	11,800	(155,052)

		(680,656)

Food & Staples Retailing (0.3)%
Chefs’ Warehouse, Inc. (The)*	600	(8,496)
Sprouts Farmers Market, Inc.*	4,300	(90,730)
Walgreens Boots Alliance, Inc.	1,300	(108,030)

		(207,256)

Food Products (1.8)%
Hain Celestial Group, Inc. (The)*	5,800	(299,280)
Keurig Green Mountain, Inc.	3,000	(156,420)
Post Holdings, Inc.*	4,500	(265,950)
TreeHouse Foods, Inc.*	5,100	(396,729)

		(1,118,379)

Health Care Equipment & Supplies (1.3)%
Analogic Corp.	400	(32,816)
AtriCure, Inc.*	1,200	(26,292)
Cynosure, Inc. (Class A Stock)*	2,700	(81,108)
Endologix, Inc.*	8,200	(100,532)
GenMark Diagnostics, Inc.*	5,100	(40,137)
HeartWare International, Inc.*	900	(47,079)
Insulet Corp.*	4,100	(106,231)
LDR Holding Corp.*	1,700	(58,701)
Nevro Corp.*	3,300	(153,087)
Quidel Corp.*	1,700	(32,096)
Spectranetics Corp. (The)*	3,400	(40,086)
Zeltiq Aesthetics, Inc.*	3,400	(108,902)

		(827,067)

Health Care Providers & Services (1.8)%
Air Methods Corp.*	4,400	(149,996)
Almost Family, Inc.*	900	(36,045)
BioTelemetry, Inc.*	3,300	(40,392)
Capital Senior Living Corp.*	1,200	(24,060)
Diplomat Pharmacy, Inc.*	7,600	(218,348)
ExamWorks Group, Inc.*	4,700	(137,428)
HealthSouth Corp.	4,800	(184,176)

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	21

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Healthways, Inc.*	2,100	$(23,352)
Tenet Healthcare Corp.*	7,500	(276,900)

		(1,090,697)

Health Care Technology (0.2)%
Medidata Solutions, Inc.*	2,500	(105,275)

Hotels, Restaurants & Leisure (1.2)%
ClubCorp Holdings, Inc.	7,700	(165,242)
Diamond Resorts International, Inc.*	2,400	(56,136)
Jamba, Inc.*	1,300	(18,525)
Kona Grill, Inc.*	1,300	(20,475)
MGM Resorts International*	5,100	(94,095)
SeaWorld Entertainment, Inc.	10,200	(181,662)
Wynn Resorts Ltd.	4,000	(212,480)

		(748,615)

Household Durables (0.3)%
TopBuild Corp.*	4,500	(139,365)
William Lyon Homes (Class A Stock)*	2,400	(49,440)

		(188,805)

Household Products (0.9)%
Spectrum Brands Holdings, Inc.	5,600	(512,456)
WD-40 Co.	600	(53,442)

		(565,898)

Independent Power & Renewable Electricity Producers (0.6)%
Dynegy, Inc.*	14,500	(299,715)
Pattern Energy Group, Inc.	1,300	(24,817)
TerraForm Power, Inc. (Class A Stock)*	4,700	(66,834)

		(391,366)

Industrial Conglomerates
Raven Industries, Inc.	1,400	(23,730)

Insurance (1.2)%
CNO Financial Group, Inc.	12,300	(231,363)
Mercury General Corp.	2,900	(146,479)
Torchmark Corp.	5,900	(332,760)

		(710,602)

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Catalog Retail (0.5)%
Shutterfly, Inc.*	1,500	$(53,625)
TripAdvisor, Inc.*	4,500	(283,590)

		(337,215)

Internet Software & Services (1.8)%
comScore, Inc.*	4,800	(221,520)
Demandware, Inc.*	4,300	(222,224)
Marketo, Inc.*	4,000	(113,680)
Pandora Media, Inc.*	19,100	(407,594)
Twitter, Inc.*	5,500	(148,170)

		(1,113,188)

IT Services (1.6)%
Acxiom Corp.*	3,600	(71,136)
Alliance Data Systems Corp.*	800	(207,184)
FleetCor Technologies, Inc.*	200	(27,524)
Jack Henry & Associates, Inc.	8,000	(556,880)
PayPal Holdings, Inc.*	2,300	(71,392)
Virtusa Corp.*	500	(25,655)

		(959,771)

Leisure Products (0.1)%
Callaway Golf Co.	4,200	(35,070)

Life Sciences Tools & Services (0.4)%
Albany Molecular Research, Inc.*	2,700	(47,034)
Bio-techne Corp.	1,400	(129,444)
Fluidigm Corp.*	2,300	(18,653)
NanoString Technologies, Inc.*	1,800	(28,800)

		(223,931)

Machinery (1.9)%
ESCO Technologies, Inc.	2,600	(93,340)
Middleby Corp. (The)*	5,200	(546,988)
NN, Inc.	1,600	(29,600)
RBC Bearings, Inc.*	2,800	(167,244)
WABCO Holdings, Inc.*	3,300	(345,939)

		(1,183,111)

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	23

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media (1.2)%
Charter Communications, Inc. (Class A Stock)*	1,390	$(244,431)
EW Scripps Co. (The) (Class A Stock)	2,400	(42,408)
Global Eagle Entertainment, Inc.*	1,700	(19,516)
IMAX Corp.*	5,400	(182,466)
Lions Gate Entertainment Corp.	7,400	(272,320)

		(761,141)

Metals & Mining (0.2)%
Allegheny Technologies, Inc.	8,900	(126,202)

Multi-Utilities (0.7)%
Avista Corp.	1,700	(56,525)
Dominion Resources, Inc.	5,500	(387,090)

		(443,615)

Oil, Gas & Consumable Fuels (1.6)%
Golar Lng Ltd. (Bermuda)	7,800	(217,464)
Parsley Energy, Inc. (Class A Stock)*	10,400	(156,728)
PDC Energy, Inc.*	1,000	(53,010)
Pioneer Natural Resources Co.	2,600	(316,264)
Rice Energy, Inc.*	11,200	(180,992)
Whiting Petroleum Corp.*	3,800	(58,026)

		(982,484)

Paper & Forest Products (0.4)%
Louisiana-Pacific Corp.*	16,900	(240,656)

Pharmaceuticals (1.6)%
Biodelivery Sciences International, Inc.*	6,400	(35,584)
Cempra, Inc.*	2,800	(77,952)
Impax Laboratories, Inc.*	8,600	(302,806)
Medicines Co. (The)*	8,000	(303,680)
Nektar Therapeutics*	5,900	(64,664)
Pacira Pharmaceuticals, Inc.*	3,700	(152,070)
POZEN, Inc.*	2,700	(15,755)
Sagent Pharmaceuticals, Inc.*	3,900	(59,787)

		(1,012,298)

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Professional Services (0.5)%
Advisory Board Co. (The)*	5,200	$(236,808)
WageWorks, Inc.*	1,400	(63,112)

		(299,920)

Real Estate Investment Trusts (REITs) (2.3)%
New York REIT, Inc.	17,400	(175,044)
Pebblebrook Hotel Trust	8,400	(297,780)
Plum Creek Timber Co., Inc.	7,300	(288,423)
QTS Realty Trust, Inc. (Class A Stock)	4,800	(209,712)
Regency Centers Corp.	5,100	(316,965)
Washington Real Estate Investment Trust	3,100	(77,283)
Weyerhaeuser Co.	2,000	(54,680)

		(1,419,887)

Real Estate Management & Development (0.1)%
Forestar Group, Inc.*	4,000	(52,600)

Road & Rail (1.6)%
Genesee & Wyoming, Inc. (Class A Stock)*	3,200	(189,056)
Hertz Global Holdings, Inc.*	16,800	(281,064)
Kansas City Southern	3,900	(354,432)
Knight Transportation, Inc.	5,400	(129,600)

		(954,152)

Semiconductors & Semiconductor Equipment (1.3)%
Applied Micro Circuits Corp.*	10,800	(57,348)
Cavium, Inc.*	6,500	(398,905)
CEVA, Inc.*	700	(12,999)
Inphi Corp.*	4,600	(110,584)
SunEdison, Inc.*	17,200	(123,496)
Ultratech, Inc.*	3,900	(62,478)
Veeco Instruments, Inc.*	2,800	(57,428)

		(823,238)

Software (3.6)%
Autodesk, Inc.*	11,600	(512,024)
Callidus Software, Inc.*	6,600	(112,134)
Interactive Intelligence Group, Inc.*	900	(26,739)
NetSuite, Inc.*	6,400	(536,960)
Proofpoint, Inc.*	3,100	(186,992)
PROS Holdings, Inc.*	3,500	(77,490)
Rosetta Stone, Inc.*	6,700	(44,890)

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	25

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
Splunk, Inc.*	9,600	$(531,360)
Take-Two Interactive Software, Inc.*	7,200	(206,856)

		(2,235,445)

Specialty Retail (1.8)%
Boot Barn Holdings, Inc.*	1,700	(31,331)
Cabela’s, Inc.*	8,400	(383,040)
Monro Muffler Brake, Inc.	3,700	(249,935)
Restoration Hardware Holdings, Inc.*	4,800	(447,888)

		(1,112,194)

Textiles, Apparel & Luxury Goods (0.9)%
Crocs, Inc.*	6,400	(82,720)
Under Armour, Inc. (Class A Stock)*	5,100	(493,578)

		(576,298)

Thrifts & Mortgage Finance (0.2)%
LendingTree, Inc.*	1,400	(130,242)

Trading Companies & Distributors (0.2)%
Fastenal Co.	2,500	(91,525)

Wireless Telecommunication Services (0.1)%
Boingo Wireless, Inc.*	4,500	(37,260)

TOTAL SECURITIES SOLD SHORT (proceeds received $33,156,839)		(29,566,790)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 46.8% (cost $27,005,391)		28,805,271
Other assets in excess of liabilities 53.2%		32,793,480

NET ASSETS 100.0%		$61,598,751

The following abbreviation is used in the semi-annual report.

OTC—Over-the-counter

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $8,978,749.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	The aggregate value of securities sold short is $29,566,790. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $38,012,941, exceeds the value of securities sold short as of September 30, 2015. Securities sold short are subject to contractual netting arrangements.

See Notes to Financial Statements.

26

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Long Positions
Common Stocks
Aerospace & Defense	$1,488,127	$—	$—
Air Freight & Logistics	662,955	—	—
Airlines	595,212	—	—
Auto Components	239,316	—	—
Banks	1,708,520	—	—
Beverages	1,484,584	—	—
Biotechnology	2,740,034	—	—
Building Products	1,106,630	—	—
Capital Markets	1,000,766	—	—
Chemicals	1,512,216	—	—
Commercial Services & Supplies	78,202	—	—
Communications Equipment	1,709,190	—	—
Construction & Engineering	723,577	—	—
Construction Materials	499,270	—	—
Consumer Finance	620,820	—	—
Distributors	480,762	—	—
Diversified Consumer Services	18,760	—	—
Diversified Telecommunication Services	1,774,495	—	—
Electric Utilities	1,006,286	—	—
Electrical Equipment	441,097	—	—
Electronic Equipment, Instruments & Components	793,177	—	—
Energy Equipment & Services	105,151	—	—
Food & Staples Retailing	1,037,568	—	—
Food Products	1,230,495	—	—
Gas Utilities	282,042	—	—
Health Care Equipment & Supplies	2,209,029	—	—

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	27

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Health Care Providers & Services	$2,079,859	$—	$—
Health Care Technology	89,569	—	—
Hotels, Restaurants & Leisure	1,885,526	—	—
Household Durables	34,528	—	—
Household Products	930,644	—	—
Independent Power & Renewable Electricity Producers	740,603	—	—
Insurance	272,733	—	—
Internet & Catalog Retail	231,215	—	—
Internet Software & Services	1,262,743	—	—
IT Services	769,218	—	—
Leisure Products	586,467	—	—
Life Sciences Tools & Services	672,735	—	—
Machinery	474,486	—	—
Marine	53,886	—	—
Media	479,535	—	—
Metals & Mining	590,504	—	—
Multi-Utilities	122,264	—	—
Multiline Retail	1,093,769	—	—
Oil, Gas & Consumable Fuels	2,154,474	—	—
Paper & Forest Products	37,818	—	—
Pharmaceuticals	2,044,625	—	—
Real Estate Investment Trusts (REITs)	1,048,200	—	—
Real Estate Management & Development	1,165,556	—	—
Road & Rail	490,982	—	—
Semiconductors & Semiconductor Equipment	2,457,812	—	—
Software	3,848,366	—	—
Specialty Retail	809,300	—	—
Technology Hardware, Storage & Peripherals	847,784	—	—
Textiles, Apparel & Luxury Goods	1,110,119	—	—
Tobacco	818,716	—	—
Trading Companies & Distributors	22,344	—	—
Wireless Telecommunication Services	21,405	—	—
Affiliated Money Market Mutual Fund	3,575,995	—	—
Securities Sold Short
Common Stocks
Aerospace & Defense	(865,311)	—	—
Airlines	(365,002)	—	—
Auto Components	(282,884)	—	—
Automobiles	(7,452)	—	—
Banks	(241,113)	—	—
Beverages	(527,046)	—	—
Biotechnology	(1,600,179)	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Common Stocks (continued):
Capital Markets	$(99,645)	$—	$—
Chemicals	(1,103,969)	—	—
Commercial Services & Supplies	(822,303)	—	—
Communications Equipment	(447,207)	—	—
Construction & Engineering	(180,621)	—	—
Consumer Finance	(107,360)	—	—
Diversified Consumer Services	(498,516)	—	—
Diversified Financial Services	(185,760)	—	—
Diversified Telecommunication Services	(80,575)	—	—
Electronic Equipment, Instruments & Components	(342,058)	—	—
Energy Equipment & Services	(680,656)	—	—
Food & Staples Retailing	(207,256)	—	—
Food Products	(1,118,379)	—	—
Health Care Equipment & Supplies	(827,067)	—	—
Health Care Providers & Services	(1,090,697)	—	—
Health Care Technology	(105,275)	—	—
Hotels, Restaurants & Leisure	(748,615)	—	—
Household Durables	(188,805)	—	—
Household Products	(565,898)	—	—
Independent Power & Renewable Electricity Producers	(391,366)	—	—
Industrial Conglomerates	(23,730)	—	—
Insurance	(710,602)	—	—
Internet & Catalog Retail	(337,215)	—	—
Internet Software & Services	(1,113,188)	—	—
IT Services	(959,771)	—	—
Leisure Products	(35,070)	—	—
Life Sciences Tools & Services	(223,931)	—	—
Machinery	(1,183,111)	—	—
Media	(761,141)	—	—
Metals & Mining	(126,202)	—	—
Multi-Utilities	(443,615)	—	—
Oil, Gas & Consumable Fuels	(982,484)	—	—
Paper & Forest Products	(240,656)	—	—
Pharmaceuticals	(1,012,298)	—	—
Professional Services	(299,920)	—	—
Real Estate Investment Trusts (REITs)	(1,419,887)	—	—
Real Estate Management & Development	(52,600)	—	—
Road & Rail	(954,152)	—	—
Semiconductors & Semiconductor Equipment	(823,238)	—	—
Software	(2,235,445)	—	—
Specialty Retail	(1,112,194)	—	—
Textiles, Apparel & Luxury Goods	(576,298)	—	—

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	29

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Thrifts & Mortgage Finance	$(130,242)	$—	$—
Trading Companies & Distributors	(91,525)	—	—
Wireless Telecommunication Services	(37,260)	—	—

Total	$28,805,271	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2015 were as follows:

Software	6.2%
Affiliated Money Market Mutual Fund	5.8
Biotechnology	4.4
Semiconductors & Semiconductor Equipment	4.0
Health Care Equipment & Supplies	3.6
Oil, Gas & Consumable Fuels	3.5
Health Care Providers & Services	3.4
Pharmaceuticals	3.3
Hotels, Restaurants & Leisure	3.1
Diversified Telecommunication Services	2.9
Communications Equipment	2.8
Banks	2.8
Chemicals	2.5
Aerospace & Defense	2.4
Beverages	2.4
Internet Software & Services	2.0
Food Products	2.0
Real Estate Management & Development	1.9
Textiles, Apparel & Luxury Goods	1.8
Building Products	1.8
Multiline Retail	1.8
Real Estate Investment Trusts (REITs)	1.7
Food & Staples Retailing	1.7
Electric Utilities	1.6
Capital Markets	1.6
Household Products	1.5
Technology Hardware, Storage & Peripherals	1.4
Tobacco	1.3
Specialty Retail	1.3
Electronic Equipment, Instruments & Components	1.3
IT Services	1.2
Independent Power & Renewable Electricity Producers	1.2
Construction & Engineering	1.2
Life Sciences Tools & Services	1.1
Air Freight & Logistics	1.1%
Consumer Finance	1.0
Airlines	1.0
Metals & Mining	1.0
Leisure Products	0.9
Construction Materials	0.8
Road & Rail	0.8
Distributors	0.8
Media	0.8
Machinery	0.8
Electrical Equipment	0.7
Gas Utilities	0.5
Insurance	0.4
Auto Components	0.4
Internet & Catalog Retail	0.4
Multi-Utilities	0.2
Energy Equipment & Services	0.2
Health Care Technology	0.1
Commercial Services & Supplies	0.1
Marine	0.1
Paper & Forest Products	0.1
Household Durables	0.1
Leisure Products	(0.1)
Wireless Telecommunication Services	(0.1)
Real Estate Management & Development	(0.1)
Diversified Telecommunication Services	(0.1)
Trading Companies & Distributors	(0.2)
Capital Markets	(0.2)
Health Care Technology	(0.2)
Consumer Finance	(0.2)
Metals & Mining	(0.2)
Thrifts & Mortgage Finance	(0.2)
Construction & Engineering	(0.3)
Diversified Financial Services	(0.3)
Household Durables	(0.3)
Food & Staples Retailing	(0.3)

See Notes to Financial Statements.

30

Life Sciences Tools & Services	(0.4)%
Paper & Forest Products	(0.4)
Banks	(0.4)
Auto Components	(0.5)
Professional Services	(0.5)
Internet & Catalog Retail	(0.5)
Electronic Equipment, Instruments & Components	(0.6)
Airlines	(0.6)
Independent Power & Renewable Electricity Producers	(0.6)
Multi-Utilities	(0.7)
Communications Equipment	(0.7)
Diversified Consumer Services	(0.8)
Beverages	(0.9)
Household Products	(0.9)
Textiles, Apparel & Luxury Goods	(0.9)
Energy Equipment & Services	(1.1)
Insurance	(1.2)
Hotels, Restaurants & Leisure	(1.2)
Media	(1.2)
Commercial Services & Supplies	(1.3)%
Semiconductors & Semiconductor Equipment	(1.3)
Health Care Equipment & Supplies	(1.3)
Aerospace & Defense	(1.4)
Road & Rail	(1.6)
IT Services	(1.6)
Oil, Gas & Consumable Fuels	(1.6)
Pharmaceuticals	(1.6)
Health Care Providers & Services	(1.8)
Chemicals	(1.8)
Specialty Retail	(1.8)
Internet Software & Services	(1.8)
Food Products	(1.8)
Machinery	(1.9)
Real Estate Investment Trusts (REITs)	(2.3)
Biotechnology	(2.6)
Software	(3.6)

46.8
Other assets in excess of liabilities	53.2

100.0%

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	31

Statement of Assets & Liabilities

as of September 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $56,586,235)	$54,796,066
Affiliated investments (cost $3,575,995)	3,575,995
Deposit with broker for securities sold short	29,034,192
Receivable for Fund shares sold	4,582,075
Dividends receivable	67,306
Prepaid expenses	741

Total assets	92,056,375

Liabilities
Securities sold short, at value (proceeds received $33,156,839)	29,566,790
Payable for Fund shares reacquired	702,115
Payable for investments purchased	64,822
Accrued expenses and other liabilities	51,615
Management fee payable	44,357
Dividends payable on securities sold short	24,998
Distribution fee payable	2,652
Affiliated transfer agent fee payable	275

Total liabilities	30,457,624

Net Assets	$61,598,751

Net assets were comprised of:
Shares of beneficial interest, at par	$5,598
Paid-in capital in excess of par	59,237,800

59,243,398
Accumulated net investment loss	(165,272)
Accumulated net realized gain on investment transactions	720,745
Net unrealized appreciation on investments	1,799,880

Net assets, September 30, 2015	$61,598,751

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share, ($8,806,648 ÷ 802,006 shares of beneficial interest issued and outstanding)	$10.98
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price to public	$11.62

Class C
Net asset value, offering price and redemption price per share, ($2,369,941 ÷ 218,106 shares of beneficial interest issued and outstanding)	$10.87

Class Z
Net asset value, offering price and redemption price per share, ($50,422,162 ÷ 4,577,636 shares of beneficial interest issued and outstanding)	$11.01

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	33

Statement of Operations

Six Months Ended September 30, 2015 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income	$335,185
Affiliated dividend income	2,519
Interest income	157

Total income	337,861

Expenses
Management fee	306,164
Distribution fee—Class A	2,283
Distribution fee—Class C	2,920
Dividend expense on short sales	117,346
Broker fees and expenses on short sales	33,336
Registration fees	29,000
Custodian and accounting fees	27,000
Audit fee	15,000
Shareholders’ reports	13,000
Legal fees and expenses	9,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $523)	4,000
Miscellaneous	6,277

Total expenses	571,326
Less: Management fee waiver and/or expense reimbursement	(87,409)
Distribution fee waiver—Class A	(381)

Net expenses	483,536

Net investment loss	(145,675)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(35,185)
Short sales transactions	766,621

731,436

Net change in unrealized appreciation (depreciation) on:
Investments	(4,472,781)
Short sales	4,039,689

(433,092)

Net gain on investment transactions	298,344

Net Increase In Net Assets Resulting From Operations	$152,669

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2015	May 29, 2014* through March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(145,675)	$(86,277)
Net realized gain on investment transactions	731,436	190,063
Net change in unrealized appreciation (depreciation) on investments	(433,092)	2,232,972

Net increase in net assets resulting from operations	152,669	2,336,758

Distributions from net realized gains (Note 1)
Class A	—	(894)
Class C	—	(552)
Class Z	—	(147,116)

	—	(148,562)

Fund share transactions (Note 6)
Net proceeds from shares sold	23,942,072	37,229,289
Net asset value of shares issued in reinvestment of dividends and distributions	—	148,562
Cost of shares reacquired	(1,840,313)	(221,724)

Net increase in net assets from Fund share transactions	22,101,759	37,156,127

Total increase	22,254,428	39,344,323

Net Assets:
Beginning of period	39,344,323	—

End of period	$61,598,751	$39,344,323

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	35

Statement of Cash Flows

For the Six Months Ended September 30, 2015 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided from operating activities:
Interest and dividends received	$314,620
Operating expenses paid	(348,176)
Dividends paid on securities sold short	(105,329)
Purchases of long-term portfolio investments	(37,039,329)
Purchases of short-term portfolio investments	(590,911)
Proceeds from disposition of long-term portfolio investments	22,557,235
Net proceeds received from short sales	8,947,661
Increase in other assets	(11,982,570)

Net cash provided from operating activities	(18,246,799)

Cash flows from financing activities:
Proceeds from shares sold	19,384,997
Payment of shares redeemed	(1,138,198)

Net cash provided by financing activities	18,246,799

Net change in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Reconciliation of Net Increase in Net Assets to Net Cash Provided from Operating Activities
Net increase in net assets resulting from operations	$152,669

Increase in investments	(11,818,967)
Net realized gain on investment transactions	(731,436)
Increase in net unrealized appreciation on investments	433,092
Increase in interest and dividends receivable	(23,091)
Increase in net deposit with broker	(11,978,927)
Increase in receivable for investments sold	8,536,262
Increase in payable for investments purchased	(2,845,961)
Increase in prepaid assets	(471)
Increase dividends payable for securities sold short	12,017
Increase in accrued expenses and other liabilities	18,014

Total adjustments	(18,399,468)

Net cash provided from operating activities	$(18,246,799)

See Notes to Financial Statements.

36

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential Long-Short Equity Fund (the “Fund”) and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential Long-Short Equity Fund. The Fund commenced investment operations on May 29, 2014. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is to seek long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Prudential Long-Short Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

38

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect

Prudential Long-Short Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated

40

benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options and guarantees the futures contracts against default.

Short Sales: The Fund engages in short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is

Prudential Long-Short Equity Fund	41

Notes to Financial Statements

(Unaudited) continued

enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

42

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Association LLC (“QMA”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.40% of the average daily net assets of the Fund. The effective management fee rate was 1.00% for the six months ended September 30, 2015.

For the six months ended September 30, 2015, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended September 30, 2015, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $17,387 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Long-Short Equity Fund	43

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that for the six months ended September 30, 2015, it received $2 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2015, were $34,193,368 and $14,017,540, respectively. Portfolio securities short sales and purchases to cover were $25,599,657 and $16,655,740, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2015 were as follows:

Tax Basis	$60,160,147

Appreciation	2,114,048
Depreciation	(3,902,134)

Net Unrealized Depreciation	$(1,788,086)

The difference between book basis and tax basis is primarily attributable to investments in partnerships.

44

The Fund elected to treat post-October capital losses of approximately $13,000 and certain late-year ordinary income losses of approximately $17,000 as having been incurred in the following fiscal year (March 31, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2015, Prudential through its affiliates owned 1,007 Class A, 1,007 Class C shares and 2,014,246 Class Z shares of the Fund.

Prudential Long-Short Equity Fund	45

Notes to Financial Statements

(Unaudited) continued

Transaction in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2015:
Shares sold	781,448	$8,480,884
Shares reacquired	(7,237)	(78,501)

Net increase (decrease) in shares outstanding	774,211	$8,402,383

Period ended March 31, 2015*:
Shares sold	40,205	$426,500
Shares issued in reinvestment of dividends and distributions	84	894
Shares reacquired	(12,050)	(124,714)

Net increase (decrease) in shares outstanding before conversion	28,239	302,680
Shares reacquired upon conversion into other share class(es)	(444)	(4,885)

Net increase (decrease) in shares outstanding	27,795	$297,795

Class C
Six months ended September 30, 2015:
Shares sold	202,147	$2,177,968
Shares reacquired	(3,585)	(38,649)

Net increase (decrease) in shares outstanding	198,562	$2,139,319

Period ended March 31, 2015*:
Shares sold	19,492	$208,495
Shares issued in reinvestment of dividends and distributions	52	552

Net increase (decrease) in shares outstanding	19,544	$209,047

Class Z
Six months ended September 30, 2015:
Shares sold	1,213,893	$13,283,220
Shares reacquired	(157,695)	(1,723,163)

Net increase (decrease) in shares outstanding	1,056,198	$11,560,057

Period ended March 31, 2015*:
Shares sold	3,516,128	$36,594,294
Shares issued in reinvestment of dividends and distributions	13,813	147,116
Shares reacquired	(8,946)	(97,010)

Net increase (decrease) in shares outstanding before conversion	3,520,995	36,644,400
Shares issued upon conversion from other share class(es)	443	4,885

Net increase (decrease) in shares outstanding	3,521,438	$36,649,285

*	Commencement of operations on May 29, 2014.

46

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the period end, the SCA has been renewed effective October 8, 2015 and will continue to provide a commitment of $900 million through October 6, 2016. Effective October 8, 2015, the Funds pay an annualized commitment fee of .11% on the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended September 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

Prudential Long-Short Equity Fund	47

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30, 2015		May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$11.00		$10.00
Income (loss) from investment operations:
Net investment loss	(.04)		(.05)
Net realized and unrealized gain on investments	.02		1.12
Total from investment operations	(.02)		1.07
Less Distributions:
Distributions from net realized gains	-		(.07)
Net asset value, end of period	$10.98		$11.00
Total Return(a):	(.18)%		10.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,807		$306
Average net assets (000)	$1,522		$93
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.64%	(e)	2.41%	(e)
Expenses before waivers and/or expense reimbursement(g)	3.09%	(e)	3.61%	(e)
Net investment loss	(.78)%	(e)	(.61)%	(e)
Portfolio turnover rate	56%	(f)	131%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of .85% and .63%, respectively, for the six months ended September 30, 2015 and the period ended March 31, 2015.

See Notes to Financial Statements.

48

Class C Shares
	Six Months Ended September 30, 2015		May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.93		$10.00
Income (loss) from investment operations:
Net investment loss	(.08)		(.12)
Net realized and unrealized gain on investments	.02		1.12
Total from investment operations	(.06)		1.00
Less Distributions:
Distributions from net realized gains	-		(.07)
Net asset value, end of period	$10.87		$10.93
Total Return(a):	(.55)%		10.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,370		$214
Average net assets (000)	$584		$56
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	3.30%	(e)	3.16%	(e)
Expenses before waivers and/or expense reimbursement(g)	3.70%	(e)	4.32%	(e)
Net investment loss	(1.51)%	(e)	(1.38)%	(e)
Portfolio turnover rate	56%	(f)	131%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of .77% and .65%, respectively, for the six months ended September 30, 2015 and the period ended March 31, 2015.

See Notes to Financial Statements.

Prudential Long-Short Equity Fund	49

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended September 30, 2015		May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$11.03		$10.00
Income (loss) from investment operations:
Net investment loss	(.04)		(.04)
Net realized and unrealized gain on investments	.02		1.14
Total from investment operations	(.02)		1.10
Less Distributions:
Distributions from net realized gains	-		(.07)
Net asset value, end of period	$11.01		$11.03
Total Return(a):	(.18)%		11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,422		$38,825
Average net assets (000)	$41,631		$23,245
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.18%	(e)	2.12%	(e)
Expenses before waivers and/or expense reimbursement(g)	2.58%	(e)	3.27%	(e)
Net investment loss	(.65)%	(e)	(.44)%	(e)
Portfolio turnover rate	56%	(f)	131%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of ..68% and .62%, respectively, for the six months ended September 30, 2015 and the period ended March 31, 2015.

See Notes to Financial Statements.

50

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Long/Short Equity Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Long/Short Equity Fund is a series of Prudential Investment Portfolios 12.

Prudential Long-Short Equity Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2014 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Long-Short Equity Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the period ended December 31, 2014. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended September 30, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Alternative Long Short Equity Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board considered that, because the Fund commenced operations during 2014, there was less than a full year of performance to review.
•	The Board and PI agreed to retain the existing expense cap of 1.50% (exclusive of 12b-1 and certain other fees) though July 31, 2016.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to permit the Fund to continue to build a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Long-Short Equity Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Long-Short Equity Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Z
NASDAQ	PLHAX	PLHCX	PLHZX
CUSIP	744336868	744336850	744336843

MF221E2    0285117-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2015

Objective

Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS) a Prudential Financial Company and member SIPC. Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 16, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration Muni High Income Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration Muni High Income Fund

Prudential Short Duration Muni High Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/15
	Six Months	One Year	Since Inception
Class A	0.48%	2.82%	3.92% (5/29/14)
Class C	0.10	2.04	2.79 (5/29/14)
Class Z	0.61	3.07	4.28 (5/29/14)
Barclays Short Duration Muni 50% HG / 50% HY Index	–0.90	0.66	1.53
Lipper High Yield Municipal Debt Funds Average	0.48	4.15	6.59

Average Annual Total Returns (With Sales Charges) as of 9/30/15
		One Year	Since Inception
Class A		–0.52%	0.41% (5/29/14)
Class C		1.04	2.07 (5/29/14)
Class Z		3.07	3.17 (5/29/14)
Barclays Short Duration Muni 50% HG / 50% HY Index		0.66	1.15
Lipper High Yield Municipal Debt Funds Average		4.15	4.90

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Barclays Short Duration Muni 50% HG / 50% HY Index

The Barclays Short Duration Muni 50% HG / 50% HY Index consists of the Barclays Municipal Bond 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark eligible investment grade municipal bonds with maturities from 1 to 8 years, and the Barclays Municipal High Yield 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible Ba1 or lower rated and non-rated municipal bonds with maturities from 1 to 8 years. An investment cannot be made directly in an index.

Lipper High Yield Municipal Debt Funds Average

The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on an average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. The Lipper High Yield Municipal Debt Funds Average consists of funds that typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date, and not from the Fund’s actual inception date.

Prudential Short Duration Muni High Income Fund	3

Your Fund’s Performance (continued)

Distributions and Yields as of 9/30/15
	Total Distributions Paid for 6 Months	30-Day Subsidized SEC Yield*	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		30-Day Unsubsidized SEC Yield**	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6%	43.4%		39.6%	43.4%
Class A	$0.11	2.26%	3.74%	3.99%	1.99%	3.29%	3.52%
Class C	0.07	1.59	2.63	2.81	1.31	2.17	2.31
Class Z	0.12	2.58	4.27	4.56	2.30	3.81	4.06

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

Credit Quality expressed as a percentage of total investments as of 9/30/15
AAA	1.35%
AA	11.85
A	16.32
BBB	33.34
BB	18.49
B	5.67
Not Rated	11.01
Cash/Cash Equivalents	1.97
Total Investments	100.0%

Source: Prudential Investment Management, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2015, at the beginning of the period and held through the six-month period ended September 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in

Prudential Short Duration Muni High Income Fund	5

Fees and Expenses (continued)

amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Muni High Income Fund		Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,004.80	0.85%	$4.26
	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29

Class C	Actual	$1,000.00	$1,001.00	1.60%	$8.00
	Hypothetical	$1,000.00	$1,017.00	1.60%	$8.07

Class Z	Actual	$1,000.00	$1,006.10	0.60%	$3.01
	Hypothetical	$1,000.00	$1,022.00	0.60%	$3.03

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2015, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended September 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.13%	0.85%
C	1.88	1.60
Z	0.88	0.60

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short Duration Muni High Income Fund	7

Portfolio of Investments

as of September 30, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 96.8%

Alaska 0.6%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%	01/01/22	535	$592,031

Arizona 3.4%
Arizona Health Facilities Authority, Revenue, Banner Health, LIBOR Series B	1.000%(a)	01/01/37	1,500	1,332,810
Industrial Development Authority of the City of Phoenix, Revenue, Basis School, Rfdg	3.000%	07/01/20	500	502,415
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750%	07/01/24	500	498,100
Maricopa County Pollution Control Corp., Revenue, Public Service Co. of Mexico, Series A, Rfdg (Mandatory Put Date 06/01/20)	2.400%	06/01/43	500	502,460
Salt Verde Fin Corp., Gas Revenue	5.250%	12/01/21	245	283,440

				3,119,225

California 7.4%
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%	07/01/21	400	416,676
California School Finance Authority, Revenue, Green Dot Public School Project, Series A	4.000%	08/01/25	330	334,006
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625%	07/01/25	500	503,050
California Statewide Communities Development Authority, Revenue, St. Joseph, AGM	4.500%	07/01/18	495	521,522
City of Fontana Sierra Hills, Specialty Tax, Series 22, Rfdg	4.000%	09/01/19	385	414,383
City of La Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000%	05/15/18	225	237,755
City of Roseville, Westpark Commnunity Facility District No.1, Specialty Tax, Rfdg	5.000%	09/01/22	225	250,099
Golden State Tobacco Securitization Corp., Revenue, Asset-Backed, Series A-1, Rfdg	4.500%	06/01/27	2,375	2,282,399

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	9

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	1.665%(a)	11/15/27	700	$661,528
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%	11/15/17	150	161,003
Los Angeles County Regional Financing Authority, California Mortgage Insurance, Revenue, Montecedro, Inc., Series B-1	3.000%	11/15/21	200	200,952
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A	1.671%(a)	11/01/38	1,000	858,570
Tobacco Securitization Authority of Northern California, Revenue, Series A	4.750%	06/01/23	30	29,798

				6,871,741

Colorado 2.9%
Colorado Educational & Cultural Facilities Authority, Revenue, Rfdg	4.000%	11/01/24	540	547,803
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series A, Rfdg	5.000%	07/01/19	100	113,114
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%	01/01/20	695	738,083
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000%	12/01/19	515	552,574
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000%	09/01/20	650	743,854

				2,695,428

District of Columbia 1.3%
District of Columbia Friendship Public Charter School, Revenue	3.550%	06/01/22	795	817,833
District of Columbia Friendship Public Charter School, Revenue, Manifold Capital Corp.	5.000%	06/01/26	100	100,820
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000%	07/01/23	225	256,412

				1,175,065

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida 7.0%
Citizens Property Insurance Corp., Revenue, Series A-1	5.000%	06/01/20	1,000	$1,138,000
Cityplace Community Development District, Special Assessment, Rfdg	5.000%	05/01/20	740	815,080
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000%	04/01/21	40	43,346
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000%	11/15/26	500	518,740
Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/25	500	504,460
Martin County Industrial Development Authority, Revenue, AMT, Rfdg	3.950%	12/15/21	250	258,458
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250%	10/01/21	100	114,120
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Rfdg	6.000%	06/01/21	900	980,820
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	300	339,978
Village Community Development District No. 5, Phase I, Special Assessment, Rfdg	3.000%	05/01/21	160	163,138
Village Community Development District No. 6, Special Assessment, Rfdg	3.000%	05/01/20	80	79,018
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/21	500	542,125
Village Community Development District No.10, Special Assessment	4.500%	05/01/23	250	271,943
Village Community Development District No.11, Special Assessment	3.250%	05/01/19	750	749,910

				6,519,136

Georgia 1.0%
Coffee County Hospital Authority/Coffee Regional Medical Center, Revenue, Series PJ, Rfdg	5.000%	12/01/15	250	249,685
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500%	01/01/20	70	74,094
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	500	578,585

				902,364

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	11

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Guam 1.1%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	$450,852
Territory of Guam, Revenue, Series D, Rfdg	5.000%	11/15/21	500	574,710

				1,025,562

Hawaii 0.8%
State of Hawaii Department of Budget & Finance, Revenue, Electric Co. & Subsidiaries, Series A, AMT, FGIC, Rfdg	4.800%	01/01/25	750	752,168

Illinois 9.8%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%	12/01/18	100	100,935
Chicago Board of Education, Series D, GO, AGM, Rfdg	4.000%	12/01/16	200	202,160
Chicago Board of Education, Series D, GO, AGM	5.000%	12/01/17	100	103,145
Chicago Board of Education, NATL, Series A, GO, Rfdg	5.000%	12/01/18	160	165,674
City of Chicago, Series A, GO	5.000%	12/01/15	250	250,578
City of Chicago, Series A, GO, AGM, Rfdg	5.000%	01/01/21	50	50,191
City of Chicago, Series B, GO, Rfdg	5.000%	01/01/19	750	763,680
City of Chicago, Series B, GO, Rfdg	5.000%	01/01/23	250	252,100
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%	01/01/20	270	274,144
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000%	01/01/20	1,120	1,168,003
City of Chicago Waterworks, Revenue, Rfdg	4.000%	11/01/19	250	264,037
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%	11/01/17	315	326,992
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%	11/01/20	460	485,378
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%	11/01/20	385	424,359
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500%	11/01/18	60	66,083
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000%	11/01/30	350	401,236

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Finance Authority, Revenue, Institute of Technology, Series A, Rfdg	5.000%	04/01/31	500	$500,345
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg	4.500%	05/15/20	175	182,716
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000%	08/15/23	600	657,084
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000%	08/15/19	110	121,400
Illinois Finance Authority, Revenue, Student Housing, Series B, Rfdg	5.000%	05/01/25	200	204,808
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375%	06/01/21	260	303,020
State of Illinois, GO, Rfdg	5.000%	01/01/18	475	504,383
State of Illinois, Series A, GO	5.000%	04/01/20	60	64,967
State of Illinois, Series A, GO, AGM	4.000%	09/01/22	150	153,470
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000%	01/01/20	170	186,823
State of Illinois, Series B, GO, Rfdg	5.250%	01/01/18	180	192,119
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%	01/01/20	525	555,917
State of Illinois, Revenue, GO, Rfdg	5.000%	02/01/20	210	227,065

				9,152,812

Indiana 1.6%
Gary Chicago International Airport Authority, Revenue, AMT	5.000%	02/01/20	835	916,304
Indiana Finance Authority, Revenue, United States Steel Corp., Rfdg	6.000%	12/01/19	555	583,166

				1,499,470

Iowa 2.8%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%	12/01/19	1,560	1,646,127
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%	12/01/22	415	438,676
Iowa Higher Education Loan Authority, Revenue, Wartburg College Project, Rfdg	2.500%	10/01/20	500	491,780

				2,576,583

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	13

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Kentucky 1.2%
Kentucky Economic Development Finance Authority, Revenue, Next Generation Information Highway, Series A	5.000%	07/01/22	350	$396,658
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	578,735
Warren County Hospital Facility, Revenue, Community Hospital Project, Series A, Rfdg (Pre-refunded date 08/01/17)(b)	5.000%	08/01/21	150	162,003

				1,137,396

Louisiana 2.2%
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000%	05/15/22	265	302,421
Louisiana State Citizens Property Insurance Corp., Revenue, Rfdg	5.000%	06/01/21	750	871,627
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/19	400	450,784
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/20	350	402,038

				2,026,870

Maryland 1.3%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%	07/01/18	400	424,016
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/20	100	113,925
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/21	100	113,100
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000%	07/01/21	500	567,735

				1,218,776

Massachusetts 0.6%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000%	04/15/20	500	537,570

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan 0.7%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%	07/01/18	640	$683,872

Minnesota 1.6%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%	07/01/22	480	501,946
Deephaven Charter School, Revenue, Eagle Ridge Academy Project, Series A, Rfdg	4.750%	07/01/28	250	250,370
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000%	09/01/19	185	209,024
St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000%	11/15/20	500	554,245

				1,515,585

Missouri 0.7%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%	02/01/19	500	503,660
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%	05/01/19	125	138,893

				642,553

Nevada 1.0%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%	07/01/21	500	576,725
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A	4.000%	12/15/25	305	302,966

				879,691

New Hampshire 0.5%
New Hampshire Business Finance Authority, Revenue, Casella Waste Systems Inc., AMT, (Mandatory Put Date 10/01/19), 144A	4.000%	04/01/29	500	502,480

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	15

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey 10.5%
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/20	100	$111,650
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/21	150	168,749
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/22	300	338,772
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%	11/01/19	500	507,835
New Jersey Economic Development Authority, Revenue, Lions Gate Project, Rfdg	3.625%	01/01/19	405	409,293
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000%	01/01/23	500	553,385
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%	09/01/18	330	349,440
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg	5.000%	03/01/19	150	169,890
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000%	06/15/22	500	535,270
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875%	09/15/19	1,175	1,225,560
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%	07/01/20	235	254,070
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250%	07/01/19	110	117,667
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%	07/01/19	235	257,680
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500%	12/15/21	175	198,000
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500%	12/15/20	200	221,594
Salem County Pollution Control Financing Authority, Revenue, Chambers Project, Series A, AMT, Rfdg	5.000%	12/01/23	1,250	1,349,687
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%	11/01/20	100	110,523

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%	11/01/21	350	$388,728
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.500%	06/01/23	1,490	1,497,435
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625%	06/01/26	1,000	968,660

				9,733,888

New Mexico 0.3%
New Mexico Municipal Energy Acquisition Authority, Revenue, Series B, Rfdg (Mandatory Put Date 08/01/19)	0.882%(a)	11/01/39	250	249,933

New York 7.1%
Build NYC Resource Corp., Revenue, Pratt Paper Inc., Project, AMT, Rfdg, 144A	3.750%	01/01/20	900	925,893
New York City Industrial Development Agency, Revenue, American Airlines Group, Series A, AMT	7.750%	08/01/31	350	369,939
New York City Industrial Development Agency, Revenue, JFK International Airport Project, Series B, AMT (Mandatory Put Date 08/01/16)	2.000%	08/01/28	500	500,755
New York State Dormitory Authority, Revenue, Orange Regional Medical Center	5.000%	12/01/21	500	556,515
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000%	02/01/29	500	500,655
New York State Environmental Facilities Corp., Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 12/02/19)	3.750%(a)	12/01/44	750	748,080
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%	12/01/20	1,500	1,702,950
TSASC, Inc., Revenue, Series 1, Rfdg	5.000%	06/01/26	1,300	1,318,252

				6,623,039

North Carolina 0.6%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000%	10/01/20	500	543,290

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	17

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

North Dakota 0.6%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Pre-refunded date 07/01/20)(b)	4.000%	07/01/20	500	$558,105

Ohio 2.5%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%	06/01/24	750	642,157
County of Hamilton, Revenue, Christ Hospital Project	5.000%	06/01/20	400	454,860
Ohio State Water Development Authority, Revenue, First Energy, Series 2010, Rfdg (Mandatory Put Date 07/01/20)	3.750%	07/01/33	500	509,805
Ohio State Water Development Authority, Revenue, First Energy, Series B, Rfdg (Mandatory Put Date 04/01/20)	3.625%	10/01/33	300	304,047
Southeastern Ohio Port Authority, Revenue, Memorial Health Systems, Rfdg	5.000%	12/01/19	350	374,959

				2,285,828

Oklahoma 0.3%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000%	06/01/35	250	271,188

Oregon 0.6%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000%	10/01/19	500	540,590

Pennsylvania 9.5%
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	5.500%	11/01/16	300	302,844
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	6.750%	11/01/24	415	444,540
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%	10/01/24	550	556,297

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Montgomery County Industrial Development Authority, Revenue, Albert Einstein Healthcare, Series, A, Rfdg	5.000%	01/15/22	500	$555,585
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co. LLC, Series G, Rfdg (Mandatory Put Date 09/01/20)	2.600%	03/01/34	1,000	1,002,060
Montgomery County Industrial Development Authority, Revenue, Whitemarsh, Rfdg	4.000%	01/01/25	1,000	977,240
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%	07/01/20	750	777,195
Pennsylvania Economic Development Financing Authority, Revenue, Colver Project, Series F, AMBAC, AMT, Rfdg	4.625%	12/01/18	190	191,129
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000%	12/31/18	250	278,237
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000%	06/30/22	1,000	1,149,050
Philadelphia Gas Works Co., Revenue, Rfdg	5.000%	08/01/21	1,000	1,162,860
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%	07/01/30	780	791,411
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%	07/01/26	340	352,560
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250%	07/01/23	300	316,722

				8,857,730

Puerto Rico 1.3%
Puerto Rico Commonwealth, Series A, GO, AGM, Rfdg	5.000%	07/01/16	200	204,656
Puerto Rico Commonwealth, Series B, GO, AGM	5.250%	07/01/17	40	40,368
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000%	08/01/18	210	210,023
Puerto Rico Municipal Finance Agency, Revenue, Series B, AGM, Rfdg	5.250%	07/01/16	500	507,765
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/17	150	152,774

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	19

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/18	105	$106,121

				1,221,707

Tennessee 1.5%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%	09/01/20	920	1,043,243
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%	02/01/20	270	299,325

				1,342,568

Texas 7.2%
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.000%	01/01/34	60	60,638
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250%	01/01/18	1,000	1,039,090
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250%	01/01/24	105	108,527
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%	01/01/21	180	198,517
Central Texas Turnpike System, Revenue, Series C, Rfdg	5.000%	08/15/22	150	174,958
City of Houston TX Airport System, Revenue, United Airlines Inc., Series C, AMT, Rfdg	5.000%	07/15/20	500	528,745
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%	08/15/22	500	527,265
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%	08/15/17	200	213,468
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500%	08/15/31	410	452,271
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%	09/01/20	200	215,244
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%	09/01/22	150	165,950
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%	09/01/23	150	165,441

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Gregg County Health Facilities Development Corp., Revenue, Good Shepherd Health Systems, Series A, Rfdg (Mandatory Put Date 03/01/17)	4.038%(a)	10/01/29	300	$303,849
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000%	04/01/21	300	314,958
New Hope Cultural Education Facilities Corp., Revenue, Texas A&M University Student Housing Project, Series A, AGM	4.000%	04/01/20	60	65,278
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000%	01/01/21	100	115,479
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Buckingham Senior Living Community Center Project, Series B-2	3.875%	11/15/20	500	501,820
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%	10/01/29	600	652,080
Texas Municipal Gas Acquisition & Supply Corp I, Revenue, Sr. Lien, Series B	0.926%(a)	12/15/26	500	448,055
Texas Municipal Gas Acquisition & Supply Corp II, Revenue	1.096%(a)	09/15/27	500	476,570

				6,728,203

Utah
County of Utah, Revenue, United States Steel Corp. Project, Rfdg	5.375%	11/01/15	30	30,085

Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000%	05/01/21	100	108,181

Virgin Islands 0.9%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000%	10/01/19	250	276,322
Virgin Islands Public Finance Authority, Revenue, Series A	5.000%	10/01/24	500	573,390

				849,712

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	21

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Virginia 1.3%
Virginia College Building Authority, Revenue, Marymount University Project, Series A	5.000%	07/01/20	250	$273,722
Virginia College Building Authority, Revenue, Marymount University Project, Series B	5.000%	07/01/20	250	273,723
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250%	07/01/22	150	158,790
Wise County Industrial Development Authority Solid Waste & Sewage, Revenue, Virginia Electric and Power Co., Series A (Mandatory Put Date 09/01/20)	2.150%	10/01/40	500	507,295

				1,213,530

Washington 1.9%
Skagit County Public Hospital District No. 1, Revenue	5.750%	12/01/28	310	333,591
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/22	800	900,792
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/23	190	214,953
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%	07/01/20	300	344,274

				1,793,610

Wisconsin 1.1%
Public Finance Authority Senior Living, Revenue, Rose Villa Project, Series B-3	3.750%	11/15/19	570	571,095
Public Finance Authority, Revenue, Church Home of Hartford, Series A, Rfdg, 144A	4.000%	09/01/20	465	481,656

				1,052,751

TOTAL INVESTMENTS 96.8% (cost $89,537,572) (Note 5)				90,030,316
Other assets in excess of liabilities 3.2%				2,953,696

NET ASSETS 100.0%				$92,984,012

See Notes to Financial Statements.

22

The	following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

FGIC—Financial Guaranty Insurance Co.

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

RFDG—Refunding

XLCA—XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$592,031	$—
Arizona	—	3,119,225	—
California	—	6,871,741	—

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	23

Portfolio of Investments

as of September 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Colorado	$—	$2,695,428	$—
District of Columbia	—	1,175,065	—
Florida	—	6,519,136	—
Georgia	—	902,364	—
Guam	—	1,025,562	—
Hawaii	—	752,168	—
Illinois	—	9,152,812	—
Indiana	—	1,499,470	—
Iowa	—	2,576,583	—
Kentucky	—	1,137,396	—
Louisiana	—	2,026,870	—
Maryland	—	1,218,776	—
Massachusetts	—	537,570	—
Michigan	—	683,872	—
Minnesota	—	1,515,585	—
Missouri	—	642,553	—
Nevada	—	879,691	—
New Hampshire	—	502,480	—
New Jersey	—	9,733,888	—
New Mexico	—	249,933	—
New York	—	6,623,039	—
North Carolina	—	543,290	—
North Dakota	—	558,105	—
Ohio	—	2,285,828	—
Oklahoma	—	271,188	—
Oregon	—	540,590	—
Pennsylvania	—	8,857,730	—
Puerto Rico	—	1,221,707	—
Tennessee	—	1,342,568	—
Texas	—	6,728,203	—
Utah	—	30,085	—
Vermont	—	108,181	—
Virgin Islands	—	849,712	—
Virginia	—	1,213,530	—
Washington	—	1,793,610	—
Wisconsin	—	1,052,751	—

Total	$—	$90,030,316	$—

See Notes to Financial Statements.

24

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2015 were as follows:

Healthcare	25.0%
Corporate Backed IDB & PCR	16.6
Education	14.4
Special Tax/Assessment District	8.1
Tobacco	7.5
General Obligation	5.7
Pre-pay Gas	4.9
Transportation	4.7
Water & Sewer	4.3%
Solid Waste/Resource Recovery	1.7
Power	1.6
Other	1.5
Lease Backed Certificate of Participation	0.8

96.8
Other assets in excess of liabilities	3.2

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with this derivative instrument is interest rate risk.

The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of September 30, 2015, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,647

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$13,539

For the six months ended September 30, 2015, the Fund’s average value at trade date for futures short position was $808,781.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	25

Statement of Assets & Liabilities

as of September 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $89,537,572)	$90,030,316
Cash	2,007,255
Due from broker	30,000
Interest receivable	1,061,883
Receivable for Fund shares sold	333,586
Prepaid expenses	1,031

Total assets	93,464,071

Liabilities
Payable for investments purchased	275,809
Payable for Fund shares reacquired	61,489
Accrued expenses and other liabilities	53,951
Dividends payable	51,552
Management fee payable	19,751
Distribution fee payable	17,147
Affiliated transfer agent fee payable	281
Loan interest payable	79

Total liabilities	480,059

Net Assets	$92,984,012

Net assets were comprised of:
Shares of beneficial interest, at par	$9,198
Paid-in capital in excess of par	92,397,693

92,406,891
Undistributed net investment income	69,063
Accumulated net realized gain on investment transactions	15,314
Net unrealized appreciation on investments	492,744

Net assets, September 30, 2015	$92,984,012

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share, ($27,111,955 ÷ 2,681,188 shares of beneficial interest issued and outstanding)	$10.11
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.45

Class C
Net asset value, offering price and redemption price per share, ($14,852,555 ÷ 1,470,287 shares of beneficial interest issued and outstanding)	$10.10

Class Z
Net asset value, offering price and redemption price per share, ($51,019,502 ÷ 5,046,812 shares of beneficial interest issued and outstanding)	$10.11

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	27

Statement of Operations

Six Months Ended September 30, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$1,242,178

Expenses
Management fee	224,115
Distribution fee—Class A	22,178
Distribution fee—Class C	66,939
Custodian and accounting fees	28,000
Transfer agent’s fees and expenses (including affiliated expense of $800)	27,000
Registration fees	26,000
Audit fee	20,000
Legal fees and expenses	12,000
Shareholders’ reports	10,000
Trustees’ fees	7,000
Loan interest expense	401
Miscellaneous	5,503

Total expenses	449,136
Less: Management fee waiver and/or expense reimbursement	(115,129)

Net expenses	334,007

Net investment income	908,171

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(47,207)
Futures transactions	2,647

(44,560)

Net change in unrealized appreciation (depreciation) on:
Investments	(378,185)
Futures	13,539

(364,646)

Net loss on investment transactions	(409,206)

Net Increase In Net Assets Resulting From Operations	$498,965

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2015	May 29, 2014* through March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$908,171	$927,940
Net realized gain (loss) on investment transactions	(44,560)	83,380
Net change in unrealized appreciation (depreciation) on investments	(364,646)	857,390

Net increase in net assets resulting from operations	498,965	1,868,710

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(187,158)	(94,981)
Class C	(93,051)	(57,240)
Class Z	(604,015)	(736,927)

	(884,224)	(889,148)

Distributions from net realized gains
Class A	—	(2,817)
Class C	—	(2,822)
Class Z	—	(19,533)

	—	(25,172)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	39,518,734	77,410,504
Net asset value of shares issued in reinvestment of dividends and distributions	654,823	834,087
Cost of shares reacquired	(16,082,047)	(9,921,220)

Net increase in net assets from Fund share transactions	24,091,510	68,323,371

Total increase	23,706,251	69,277,761

Net Assets:
Beginning of period	69,277,761	—

End of period(a)	$92,984,012	$69,277,761

(a) Includes undistributed net investment income of:	$69,063	$45,116

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	29

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund (the “Fund”). These financial statements relate only to Prudential Short Duration Muni High Income Fund. The financial statements of the other portfolios are not presented herein. The Fund commenced investment operations on May 29, 2014. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

30

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Short Duration Muni High Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated

32

benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange- traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Prudential Short Duration Muni High Income Fund	33

Notes to Financial Statements

(Unaudited) continued

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..55% of the Fund’s average daily net assets. For the six months ended September 30, 2015, the effective management fee rate, net of waivers and/or expense reimbursement, was .27%.

For the six months ended September 30, 2015, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses, including taxes and deferred tax expenses, interest and brokerage commissions) of each class of shares to .60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are

34

accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $23,755 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2015, it received $1,142 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of- pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2015, were $38,232,848 and $15,405,945, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2015 were as follows:

Tax Basis	$89,522,948

Appreciation	798,992
Depreciation	(291,624)

Net Unrealized Appreciation	$507,368

Prudential Short Duration Muni High Income Fund	35

Notes to Financial Statements

(Unaudited) continued

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares redeemed within 12 months of purchase are subject to a 1% CDSC. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2015, Prudential through its affiliates owned 1,028 Class A shares, 1,018 Class C shares and 2,579,702 Class Z shares of the Fund.

36

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2015:
Shares sold	2,002,569	$20,178,994
Shares issued in reinvestment of dividends and distributions	12,778	128,993
Shares reacquired	(223,530)	(2,253,051)

Net increase (decrease) in shares outstanding before conversion	1,791,817	18,054,936
Shares reacquired upon conversion into other share class(es)	(1,257)	(12,742)

Net increase (decrease) in shares outstanding	1,790,560	$18,042,194

Period ended March 31, 2015:*
Shares sold	1,337,886	$13,481,303
Shares issued in reinvestment of dividends and distributions	9,150	92,796
Shares reacquired	(456,113)	(4,630,289)

Net increase (decrease) in shares outstanding before conversion	890,923	8,943,810
Shares reacquired upon conversion into Class Z	(295)	(3,008)

Net increase (decrease) in shares outstanding	890,628	$8,940,802

Class C
Six months ended September 30, 2015:
Shares sold	375,367	$3,785,835
Shares issued in reinvestment of dividends and distributions	3,265	32,931
Shares reacquired	(85,221)	(858,993)

Net increase (decrease) in shares outstanding	293,411	$2,959,773

Period ended March 31, 2015:*
Shares sold	1,259,666	$12,692,347
Shares issued in reinvestment of dividends and distributions	2,456	24,860
Shares reacquired	(85,246)	(865,517)

Net increase (decrease) in shares outstanding	1,176,876	$11,851,690

Prudential Short Duration Muni High Income Fund	37

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended September 30, 2015:
Shares sold	1,540,810	$15,553,905
Shares issued in reinvestment of dividends and distributions	48,822	492,899
Shares reacquired	(1,288,026)	(12,970,003)

Net increase (decrease) in shares outstanding before conversion	301,606	3,076,801
Shares issued upon conversion from other share class(es)	1,257	12,742

Net increase (decrease) in shares outstanding	302,863	$3,089,543

Period ended March 31, 2015:*
Shares sold	5,109,832	$51,236,854
Shares issued in reinvestment of dividends and distributions	70,918	716,431
Shares reacquired	(437,096)	(4,425,414)

Net increase (decrease) in shares outstanding before conversion	4,743,654	47,527,871
Shares issued upon conversion from Class A	295	3,008

Net increase (decrease) in shares outstanding	4,743,949	$47,530,879

*	Commencement of offering was May 29, 2014.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 8, 2015, and will continue to provide a commitment of $900 million through October 6, 2016. Effective October 8, 2015, the Funds pay an annualized commitment fee of .11% on the unused portion of the SCA.

The Fund utilized the SCA during the six months ended September 30, 2015. The average daily balance for the 19 days that the Fund had loans outstanding during the period was $526,263, borrowed at a weighted average interest rate of 1.44%. The maximum amount borrowed during the period was $1,970,000. At September 30, 2015, the Fund did not have an outstanding loan amount.

38

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

Prudential Short Duration Muni High Income Fund	39

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30, 2015		May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.17		$10.00
Income (loss) from investment operations:
Net investment income	.11		.17
Net realized and unrealized gain (loss) on investments	(.06)		.17
Total from investment operations	.05		.34
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.17)
Distributions from net realized gains	-		-	(c)
Total dividends and distributions	(.11)		(.17)
Net Asset Value, end of period	$10.11		$10.17
Total Return(a):	.48%		3.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,112		$9,062
Average net assets (000)	$17,743		$5,344
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.85%	(d)	.85%	(d)
Expenses before waivers and/or expense reimbursement	1.13%	(d)	1.40%	(d)
Net investment income	2.17%	(d)	2.21%	(d)
Portfolio turnover rate	19%	(e)	31%	(e)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Less than $.005.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

40

Class C Shares
	Six Months Ended September 30, 2015		May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.16		$10.00
Income (loss) from investment operations:
Net investment income	.07		.11
Net realized and unrealized gain (loss) on investments	(.06)		.15
Total from investment operations	.01		.26
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.10)
Distributions from net realized gains	-		-	(c)
Total dividends and distributions	(.07)		(.10)
Net Asset Value, end of period	$10.10		$10.16
Total Return(a):	.10%		2.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,853		$11,962
Average net assets (000)	$13,388		$5,073
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	(d)	1.60%	(d)
Expenses before waivers and/or expense reimbursement	1.88%	(d)	2.19%	(d)
Net investment income	1.45%	(d)	1.43%	(d)
Portfolio turnover rate	19%	(e)	31%	(e)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Less than $.005.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended September 30, 2015		May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.17		$10.00
Income (loss) from investment operations:
Net investment income	.12		.19
Net realized and unrealized gain (loss) on investments	(.06)		.17
Total from investment operations	.06		.36
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.19)
Distributions from net realized gains	-		-	(c)
Total dividends and distributions	(.12)		(.19)
Net Asset Value, end of period	$10.11		$10.17
Total Return(a):	.61%		3.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,020		$48,254
Average net assets (000)	$50,366		$38,695
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.60%	(d)	.60%	(d)
Expenses before waivers and/or expense reimbursement	.88%	(d)	1.23%	(d)
Net investment income	2.46%	(d)	2.36%	(d)
Portfolio turnover rate	19%	(e)	31%	(e)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Less than $.005.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

42

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Short Duration Muni High Income Fund1 (the “Fund”) consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Short Duration Muni High Income Fund is a series of Prudential Investment Portfolios 12.

Prudential Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2014 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the quarter ended December 31, 2014. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended September 30, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on

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performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that, because the Fund commenced operations during 2014, there was less than a full year of performance to review.
•	The Board and PI agreed to continue the Fund’s existing expense cap of 0.60% (exclusive of 12b-1 and certain other fees) through July 31, 2016.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short Duration Muni High Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Short Duration Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	PDSAX	PDSCX	PDSZX
CUSIP	744336835	744336827	744336819

MF222E2    0285053-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 19, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	November 19, 2015